                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
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                             MFS SERIES TRUST VIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: October 31, 2003
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 4/30/04

                                                 MFS(R) TAX MANAGED
                                                 EQUITY FUND
                                                 ------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) TAX MANAGED EQUITY FUND

Seeks capital appreciation while attempting to lessen the impact of federal taxes.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
PERFORMANCE SUMMARY                            1
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       3
------------------------------------------------
FINANCIAL STATEMENTS                           8
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 12
------------------------------------------------
TRUSTEES AND OFFICERS                         17


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NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
   NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

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PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

Currently, the fund offers only Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS TAX MANAGED EQUITY FUND

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

        Share             Class
        class         inception date     6-mo        1-yr        Life*
-------------------------------------------------------------------------
          A             12/28/2001        --          26.32%       -1.58%
-------------------------------------------------------------------------

---------------------
Average Annual
---------------------

  Comparative benchmarks
-------------------------------------------------------------------------
  Average large-cap
  core fund+                               4.52%      19.51%       -2.24%
-------------------------------------------------------------------------
  Standard and Poor's 500
  Stock Index#                             6.27%      22.87%        0.15%
-------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

---------------------
Average annual
with sales charge
---------------------

-------------------------------------------------------------------------
          A                               --          19.06%       -4.05%
-------------------------------------------------------------------------

---------------------
Cumulative without
sales charge
---------------------

-------------------------------------------------------------------------
          A                                9.57%      26.32%       -3.66%
-------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
  * For the period from the commencement of the fund's investment operations, December 28, 2001, through April 30, 2004. Index information is from January 2, 2002.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/04    MFS(R) TAX MANAGED EQUITY FUND
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.6%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES        $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 97.1%
-------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                42         $3,932
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                154          7,346
-------------------------------------------------------------------------------------------------------
                                                                                                $11,278
-------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                             52         $2,664
-------------------------------------------------------------------------------------------------------

Automotive - 0.8%
-------------------------------------------------------------------------------------------------------
Delphi Corp.                                                                         172         $1,754
-------------------------------------------------------------------------------------------------------
SPX Corp.                                                                             74          3,282
-------------------------------------------------------------------------------------------------------
                                                                                                 $5,036
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.6%
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                232        $18,674
-------------------------------------------------------------------------------------------------------
BANK ONE CORP.                                                                       137          6,764
-------------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                                          156          5,206
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                      412         19,813
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                           119          8,178
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                          134          7,826
-------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                              147          5,527
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                            99          2,414
-------------------------------------------------------------------------------------------------------
National City Corp.                                                                   90          3,120
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                               65          2,560
-------------------------------------------------------------------------------------------------------
                                                                                                $80,082
-------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%
-------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                      46         $5,649
-------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                        78          3,398
-------------------------------------------------------------------------------------------------------
                                                                                                 $9,047
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
-------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                                       129         $3,386
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                   322          5,416
-------------------------------------------------------------------------------------------------------
                                                                                                 $8,802
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                        87         $6,386
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                             78          4,230
-------------------------------------------------------------------------------------------------------
                                                                                                $10,616
-------------------------------------------------------------------------------------------------------
Business Services - 1.5%
-------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                          88         $3,060
-------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                    62          2,737
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                                      62          2,814
-------------------------------------------------------------------------------------------------------
                                                                                                 $8,611
-------------------------------------------------------------------------------------------------------
Chemicals - 1.7%
-------------------------------------------------------------------------------------------------------
3M Co.                                                                               119        $10,291
-------------------------------------------------------------------------------------------------------

Computer Software - 3.4%
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                        79         $2,646
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                      499         12,959
-------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                        415          4,656
-------------------------------------------------------------------------------------------------------
                                                                                                $20,261
-------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.1%
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                  233         $4,590
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                 87          7,671
-------------------------------------------------------------------------------------------------------
                                                                                                $12,261
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
-------------------------------------------------------------------------------------------------------
Apollo Group, Inc.*                                                                   29         $2,635
-------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                               97          6,208
-------------------------------------------------------------------------------------------------------
Gillette Co.                                                                          81          3,315
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                 104         10,998
-------------------------------------------------------------------------------------------------------
                                                                                                $23,156
-------------------------------------------------------------------------------------------------------
Containers - 0.3%
-------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                131         $1,829
-------------------------------------------------------------------------------------------------------

Electrical Equipment - 3.6%
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                                 449        $13,448
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                              275          7,549
-------------------------------------------------------------------------------------------------------
                                                                                                $20,997
-------------------------------------------------------------------------------------------------------
Electronics - 3.2%
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                          454        $11,681
-------------------------------------------------------------------------------------------------------
National Semiconductor Corp.*                                                        134          5,466
-------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.*                                                        112          1,949
-------------------------------------------------------------------------------------------------------
                                                                                                $19,096
-------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
-------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                        106         $5,077
-------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                   36          2,295
-------------------------------------------------------------------------------------------------------
                                                                                                 $7,372
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.1%
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                        98         $6,987
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                    409         17,403
-------------------------------------------------------------------------------------------------------
                                                                                                $24,390
-------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.7%
-------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                         36         $1,821
-------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                          136          5,834
-------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.*                                                              237          6,304
-------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., "A"                                                               433          8,114
-------------------------------------------------------------------------------------------------------
                                                                                                $22,073
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
-------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                                                                   80         $2,698
-------------------------------------------------------------------------------------------------------
International Paper Co.                                                               74          2,984
-------------------------------------------------------------------------------------------------------
                                                                                                 $5,682
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.9%
-------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                       168         $7,169
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                             99          3,939
-------------------------------------------------------------------------------------------------------
                                                                                                $11,108
-------------------------------------------------------------------------------------------------------
General Merchandise - 3.9%
-------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                                 144         $5,767
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                         121          5,248
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                208         11,856
-------------------------------------------------------------------------------------------------------
                                                                                                $22,871
-------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.1%
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                          100         $6,451
-------------------------------------------------------------------------------------------------------

Insurance - 3.5%
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                       129         $5,921
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                    74          5,302
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                        215          7,418
-------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                         51          2,074
-------------------------------------------------------------------------------------------------------
                                                                                                $20,715
-------------------------------------------------------------------------------------------------------
Internet - 0.5%
-------------------------------------------------------------------------------------------------------
InterActiveCorp*                                                                      91         $2,900
-------------------------------------------------------------------------------------------------------

Machinery & Tools - 0.8%
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                         75         $4,486
-------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.7%
-------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                         68         $1,961
-------------------------------------------------------------------------------------------------------
DaVita, Inc.*                                                                         39          1,993
-------------------------------------------------------------------------------------------------------
                                                                                                 $3,954
-------------------------------------------------------------------------------------------------------
Medical Equipment - 3.5%
-------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                                          211         $6,841
-------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                           235          7,438
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                         63          3,970
-------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                         53          2,287
-------------------------------------------------------------------------------------------------------
                                                                                                $20,536
-------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                          123         $3,782
-------------------------------------------------------------------------------------------------------

Oil Services - 1.0%
-------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                      199         $5,930
-------------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 1.2%
-------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                           96         $3,332
-------------------------------------------------------------------------------------------------------
Lexmark International, Inc.*                                                          45          4,071
-------------------------------------------------------------------------------------------------------
                                                                                                 $7,403
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.6%
-------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                      126         $9,300
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                    263         14,210
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                    160          7,520
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                         387         13,839
-------------------------------------------------------------------------------------------------------
                                                                                                $44,869
-------------------------------------------------------------------------------------------------------
Pollution Control - 0.9%
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                               193         $5,481
-------------------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-------------------------------------------------------------------------------------------------------
Tribune Co.                                                                           55         $2,633
-------------------------------------------------------------------------------------------------------

Railroads - 1.1%
-------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                  111         $6,541
-------------------------------------------------------------------------------------------------------

Restaurants - 1.3%
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                     285         $7,761
-------------------------------------------------------------------------------------------------------

Specialty Stores - 3.1%
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                    61         $3,309
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                     102          3,589
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                     95          4,946
-------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                       231          6,399
-------------------------------------------------------------------------------------------------------
                                                                                                $18,243
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.5%
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                 333         $6,950
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                       480          8,760
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                        30          1,874
-------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                              96          3,109
-------------------------------------------------------------------------------------------------------
                                                                                                $20,693
-------------------------------------------------------------------------------------------------------
Telephone Services - 3.2%
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                      215         $5,549
-------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                     357          6,387
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                         178          6,718
-------------------------------------------------------------------------------------------------------
                                                                                                $18,654
-------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                   222        $12,294
-------------------------------------------------------------------------------------------------------

Trucking - 0.3%
-------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                           28         $2,013
-------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.6%
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                              64         $4,084
-------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                          144          3,963
-------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                           54          2,109
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                             49          2,100
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                            264          9,013
-------------------------------------------------------------------------------------------------------
                                                                                                $21,269
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                              $574,131
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 2.5%
-------------------------------------------------------------------------------------------------------
Cayman Islands - 1.3%
-------------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                                 177         $7,760
-------------------------------------------------------------------------------------------------------

United Kingdom - 1.2%
-------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                     259         $6,876
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                            $14,636
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $551,677)                                                       $588,767
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.2%
-------------------------------------------------------------------------------------------------------
                                                                         PRINCIPAL AMOUNT
ISSUER                                                                      (000 Omitted)       $ VALUE
-------------------------------------------------------------------------------------------------------
Student Loan Marketing Discount Note, due 5/03/04, at Amortized Cost                  $1         $1,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $552,677)                                                  $589,767
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.2%                                                             1,088
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $590,855
-------------------------------------------------------------------------------------------------------
* Non-income producing security

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $552,677)                    $589,767
------------------------------------------------------------------------------------------------
Cash                                                                      558
------------------------------------------------------------------------------------------------
Dividends receivable                                                      549
------------------------------------------------------------------------------------------------
Total assets                                                                            $590,874
------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for management fee                                   $12
------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                      7
------------------------------------------------------------------------------------------------
Total liabilities                                                                            $19
------------------------------------------------------------------------------------------------
Net assets                                                                              $590,855
------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $614,591
------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                 37,090
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                          (61,225)
------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                           399
------------------------------------------------------------------------------------------------
Net assets                                                                              $590,855
------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 61,982
------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                         $590,855
------------------------------------------------------------------------------------------------
  Shares outstanding                                                   61,982
------------------------------------------------------------------------------------------------
  Net asset value per share                                                                $9.53
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/04

NET INVESTMENT INCOME

Income
------------------------------------------------------------------------------------------------
  Dividends                                                               $4,139
------------------------------------------------------------------------------------------------
  Interest                                                                    29
------------------------------------------------------------------------------------------------
Total investment income                                                                   $4,168
------------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------------
  Management fee                                                          $1,921
------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                285
------------------------------------------------------------------------------------------------
  Distribution and service fee                                               896
------------------------------------------------------------------------------------------------
  Administrative fee                                                          28
------------------------------------------------------------------------------------------------
  Custodian fee                                                            1,105
------------------------------------------------------------------------------------------------
  Printing                                                                 3,261
------------------------------------------------------------------------------------------------
  Auditing fees                                                           12,420
------------------------------------------------------------------------------------------------
  Legal fees                                                                 926
------------------------------------------------------------------------------------------------
  Miscellaneous                                                            4,122
------------------------------------------------------------------------------------------------
Total expenses                                                                           $24,964
------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (2)
------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor            (22,016)
------------------------------------------------------------------------------------------------
Net expenses                                                                              $2,946
------------------------------------------------------------------------------------------------
Net investment income                                                                     $1,222
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

------------------------------------------------------------------------------------------------
Realized gain (identified cost basis)                                                    $10,742
------------------------------------------------------------------------------------------------
Change in unrealized appreciation                                                        $29,390
------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                          $40,132
------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $41,354
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                         SIX MONTHS
                                                                           ENDED         YEAR ENDED
                                                                          4/30/04         10/31/03
                                                                         (UNAUDITED)
INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                                        $1,222          $2,467
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      10,742         (21,437)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                           29,390          88,896
----------------------------------------------------------------------    ---------       ---------
Increase in net assets from operations                                      $41,354         $69,926
----------------------------------------------------------------------    ---------       ---------
Distributions declared to shareholders from net investment income           $(2,720)        $(1,798)
----------------------------------------------------------------------    ---------       ---------
Net increase in net assets from fund share transactions                    $112,724          $1,667
----------------------------------------------------------------------    ---------       ---------
Total increase in net assets                                               $151,358         $69,795
----------------------------------------------------------------------    ---------       ---------

NET ASSETS

At beginning of period                                                     $439,497        $369,702
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment
income of $399 and $1,897, respectively                                    $590,855        $439,497
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                                SIX MONTHS
                                                                                   ENDED         YEAR ENDED        PERIOD ENDED
CLASS A                                                                           4/30/04         10/31/03          10/31/02*
                                                                                (UNAUDITED)
Net asset value, beginning of period                                               $8.75            $7.39             $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                         $0.02            $0.05              $0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            0.81             1.35              (2.63)
---------------------------------------------------------------------------      -------          -------             ------
Total from investment operations                                                   $0.83            $1.40             $(2.61)
---------------------------------------------------------------------------      -------          -------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                      $(0.05)          $(0.04)               $--
---------------------------------------------------------------------------      -------          -------             ------
Net asset value, end of period                                                     $9.53            $8.75              $7.39
---------------------------------------------------------------------------      -------          -------             ------
Total return (%)(+)                                                                 9.57++          18.97             (26.10)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                          1.15+            1.15               1.15+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               0.48+            0.63               0.34+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                    15               23                 36
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                           $591             $439               $370
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1,
    2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser and the distributor contractually waived their fees for certain of the periods indicated.
    To the extent actual expenses were over this limitation, and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                               $(0.38)          $(0.75)            $(0.77)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                          9.79+           11.36              12.18+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                (8.16)+          (9.58)            (10.68)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations,
    December 28, 2001, through October 31, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total return does not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Tax Managed Equity Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market quotations are not readily available or are deemed not reflective of readily available market quotations. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                               10/31/03        10/31/02
      Distributions declared from:
      -----------------------------------------------------------------
        Ordinary income                          $1,798             $--
      -----------------------------------------------------------------

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                              $1,897
      -----------------------------------------------------------------
      Capital loss carryforward                                 (71,967)
      -----------------------------------------------------------------
      Unrealized appreciation                                     7,700
      -----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2010, ($50,530) and October 31, 2011, ($21,437).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At April 30, 2004, aggregate unreimbursed expenses amounted to $99,427.

The fund pays compensation to its Independent Trustees ("Trustees") in the form of both a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

Effective April 1, 2004 the maximum amount is based on the following annual percentages of the fund's average daily net assets:

                First $2 billion                      0.01120%
                ----------------------------------------------
                Next $2.5 billion                     0.00832%
                ----------------------------------------------
                Next $2.5 billion                     0.00032%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

For the six months ended April 30, 2004, the fund paid MFS $28, equivalent to 0.0110% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include service fees paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the funds daily assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average net assets. For the six months ended April 30, 2004, the fund paid MFSC a fee of $277 for shareholder services which amounted to 0.109% of the fund's average net assets. Also included in shareholder servicing costs are other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $185,955 and $75,055, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                        $552,677
                ----------------------------------------------
                Gross unrealized appreciation          $68,337
                ----------------------------------------------
                Gross unrealized depreciation          (31,247)
                ----------------------------------------------
                Net unrealized appreciation            $37,090
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                          SIX MONTHS ENDED 4/30/04      YEAR ENDED 10/31/03
                                                           SHARES        AMOUNT        SHARES        AMOUNT
CLASS A SHARES

Shares sold                                                 11,436       $110,004            2           $20
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                  304          2,720          240         1,798
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                               --             --          (20)         (151)
-------------------------------------------------------------------------------------------------------------
Net increase                                                11,740       $112,724          222        $1,667
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2004, was $1. The fund had no significant borrowings during the period.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                    POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                    WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------                 ----------------        ---------------       ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA                         225 Franklin Street, Boston, MA
02116-3741                                              02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Matthew Krummell
Deborah Miller

A   general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov

MFS(R) TAX MANAGED EQUITY FUND


[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116
                                                                INC1A-SEM-6/04

MFS(R) Mutual Funds

SEMIANNUAL REPORT 4/30/04

MFS(R) GLOBAL GROWTH FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) GLOBAL GROWTH FUND

The fund seeks to provide capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     35
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       50
----------------------------------------------------
CONTACT INFORMATION                               51

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging enveronment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued for much of the six-month period that ended April 30, 2004. The release of increasingly positive global economic growth numbers as the period progressed, particularly with regard to business confidence and corporate earnings, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate. Other drivers of the equity rally, in our view, were decisions made by most central banks worldwide to leave interest rates at historic lows throughout the period.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns, particularly in the United States. A rate increase by the United States Federal Reserve Board began to seem more imminent than investors had expected at the beginning of 2004. The March train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds. Subsequent events, including the furor over U.S. prisoner mistreatment in Iraq, made the world look less stable to investors. In addition, oil prices that approached $40 per barrel in late April raised concerns that high energy costs could become a significant drag on the global recovery.

CONTRIBUTORS TO PERFORMANCE

Over the six-month period ended April 30, 2004, the portfolio modestly outperformed the broad global market as measured by its primary benchmark, the Morgan Stanley Capital International (MSCI) All Country World Growth Index (the MSCI Index).

The fund underperformed relative to its former primary benchmark, the MSCI All Country World Index. Against both indices, stock selection was the primary contributor to relative performance. Allocation was also a contributor relative to the Growth index, but was a significant detractor versus the new style specific index, particularly in the technology and energy sectors.

-----------------------------------------------

TOP 5 SECTOR WEIGHTINGS
AS OF 4/30/04

TECHNOLOGY                                18.4%
-----------------------------------------------
HEALTH CARE                               15.5%
-----------------------------------------------
FINANCIAL SERVICES                        13.3%
-----------------------------------------------
LEISURE                                   12.0%
-----------------------------------------------
UTILITIES AND COMMUNICATIONS               7.9%
-----------------------------------------------
The portfolio is actively managed, and current weightings may be different.

Percentages based on assets on 4/30/04.

-----------------------------------------------

The retailing, financial services and basic materials sectors made the strongest contributions to relative performance for the period. Stock selection in retailing helped results, as did an underweighting in the sector. Our strongest relative performer in the sector was Nishimatsuya Chain, a Japanese chain of outlets that specializes in children's clothing and baby goods. British clothing retailer NEXT also helped performance. Significantly underweighting U.S. retailing giant Wal-Mart also proved beneficial for results as the firm's stock sank over the period; by period-end we had sold our Wal-Mart position.

Stockpicking and a relative overweighting in the financial services sector also helped performance as the sector outperformed the broad market over the period. Irish-listed German lender DEPFA Bank delivered strong returns, enjoying a significant increase in profits in the first quarter of 2004. DEPFA continued to build its range of investment banking businesses over the period, targeting the United States as one of its major growth markets.

Stock selection in the basic materials area also aided performance. While the basic materials sector of the MSCI Index lost value over the period, the fund's holdings in the sector, as a group, delivered positive returns.

Individual stocks in other sectors that contributed to relative results included Japanese food and chemical firm Kibun Food Chemifa, U.K.-based integrated oil company BP, South Korean electronics company Samsung Electronics, and Turkish cellular operator Turkcell. We sold our Turkcell position when the stock reached our target price. Underweighting U.S. software giant Microsoft also aided relative returns as the firm's stock languished over the period.

DETRACTORS FROM PERFORMANCE

Industrial goods and services was the fund's weakest sector over the period, primarily as a result of stock selection. Stockpicking in the transportation area also held back performance; U.S. low-priced carrier JetBlue Airways was the fund's worst performer in the sector and was sold out of the portfolio.

Stocks in other sectors that detracted from performance included U.S. semiconductor manufacturer Agere Systems Inc., Canadian network equipment firm Nortel Networks, and French IT (information technology) firm
Cap Gemini. At period-end, Cap Gemini was no longer a holding in the fund.

The fund's cash position, although it averaged less than 2% of assets over the period, was also a detractor from relative performance. In a period when global equity markets performed well, any cash hurt performance against the MSCI Index which, like most market indices, has no cash position.

    Respectfully,

/s/ Barry P. Dargan                   /s/ Nicholas D. Smithie

    Barry P. Dargan                       Nicholas D. Smithie
    Portfolio Manager                     Portfolio Manager

Effective October 31, 2003, the fund experienced a change in portfolio management, and the portfolio managers of the fund are now Barry P. Dargan and Nicholas D. Smithie. Members of the team may change from time to time, and a current list of team members is available on the MFS website at mfs.com.

Effective April 5, 2004, the MSCI All Country World Growth Index became the primary benchmark of the fund, replacing the MSCI All Country World Free Index. We believe the MSCI All Country World Growth Index more accurately reflects the fund's investment style. The MSCI World Growth Index remains the secondary benchmark of the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                 Class
   Share       inception
   class         date        6-mo        1-yr       3-yr      5-yr     10-yr
----------------------------------------------------------------------------
     A        11/18/1993      --        29.98%     -2.06%     2.76%    7.62%
----------------------------------------------------------------------------
     B        11/18/1993      --        29.10%     -2.79%     2.00%    6.81%
----------------------------------------------------------------------------
     C         1/3/1994       --        29.04%     -2.79%     2.00%    6.82%
----------------------------------------------------------------------------
     I         1/2/1997       --        30.39%     -1.80%     3.01%    7.83%
----------------------------------------------------------------------------
    R1        12/31/2002      --        29.79%     -2.16%     2.70%    7.59%
----------------------------------------------------------------------------
    R2        10/31/2003      --        29.24%     -2.75%     2.02%    6.82%
----------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average global fund+          7.90%     30.71%     -1.18%     0.90%    7.52%
----------------------------------------------------------------------------
MSCI All Country World
Growth Index#                 6.62%     25.86%     -1.60%    -3.83%     --
----------------------------------------------------------------------------
MSCI World Growth Index#      6.64%     24.92%     -2.12%    -4.23%    6.08%
----------------------------------------------------------------------------
MSCI All Country World
Free Index#                   8.70%     30.95%     -0.58%    -1.45%    6.89%
----------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

   Share
   class                     6-mo      1-yr       3-yr       5-yr     10-yr
----------------------------------------------------------------------------
     A                        --        22.50%     -3.98%     1.55%    6.98%
----------------------------------------------------------------------------
     B                        --        25.10%     -3.77%     1.71%    6.81%
----------------------------------------------------------------------------
     C                        --        28.04%     -2.79%     2.00%    6.82%
----------------------------------------------------------------------------

I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

----------------------------------------------------------------------------
     A                       7.17%      29.98%     -6.06%    14.60%  108.39%
----------------------------------------------------------------------------
     B                       6.75%      29.10%     -8.13%    10.43%   93.19%
----------------------------------------------------------------------------
     C                       6.75%      29.04%     -8.14%    10.39%   93.41%
----------------------------------------------------------------------------
     I                       7.32%      30.39%     -5.31%    16.01%  112.48%
----------------------------------------------------------------------------
    R1                       7.06%      29.79%     -6.34%    14.27%  107.78%
----------------------------------------------------------------------------
    R2                       6.87%      29.24%     -8.03%    10.54%   93.40%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX - measures the performance of developed and emerging market stock markets.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD GROWTH INDEX
- a commonly used measure of global growth stocks.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD GROWTH INDEX - a commonly used measure of global growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class-action lawsuit. See Notes to Financial Statements.

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for R1 and I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 shares includes the performance of the fund's Class B shares for periods prior to their offering.

Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

The fund will charge a 2% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. The redemption fee is expected to apply to Class B shares approximately the end of the third quarter of 2004. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Foreign Stocks - 62.9%
----------------------------------------------------------------------------------------------
Australia - 2.1%
----------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                   296,410       $2,436,025
----------------------------------------------------------------------------------------------
News Corp. Ltd. (Broadcast & Cable TV)^                              572,254        5,238,998
----------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)^                                260,008        2,178,085
----------------------------------------------------------------------------------------------
                                                                                    $9,853,108
----------------------------------------------------------------------------------------------
Austria - 0.4%
----------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)*                                                     13,440       $2,006,813
----------------------------------------------------------------------------------------------

Bermuda - 0.3%
----------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                               62,850       $1,493,945
----------------------------------------------------------------------------------------------

Brazil - 0.4%
----------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone
Services)                                                              54,910       $1,702,210
----------------------------------------------------------------------------------------------

Canada - 2.1%
----------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic
Beverages)                                                            129,780       $2,134,602
----------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                    53,150        2,085,682
----------------------------------------------------------------------------------------------
Magna International, Inc. (Automotive)                                 22,830        1,801,287
----------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                523,260        1,956,992
----------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                           36,400        2,070,101
----------------------------------------------------------------------------------------------
                                                                                   $10,048,664
----------------------------------------------------------------------------------------------
Croatia - 0.4%
----------------------------------------------------------------------------------------------
PLIVA d.d. (Pharmaceuticals)                                          128,490       $2,075,114
----------------------------------------------------------------------------------------------

France - 2.2%
----------------------------------------------------------------------------------------------
AXA (Insurance)^                                                      144,960       $3,024,523
----------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)^                              22,780        3,972,335
----------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                   54,970        3,476,913
----------------------------------------------------------------------------------------------
                                                                                   $10,473,771
----------------------------------------------------------------------------------------------
Germany - 1.0%
----------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)^                              50,650       $2,175,284
----------------------------------------------------------------------------------------------
Porsche AG (Automotive)^                                                4,292        2,649,831
----------------------------------------------------------------------------------------------
                                                                                    $4,825,115
----------------------------------------------------------------------------------------------
Greece - 0.7%
----------------------------------------------------------------------------------------------
Coca-Cola HBC S.A. (Food & Non-Alcoholic Beverages)                   126,700       $3,345,974
----------------------------------------------------------------------------------------------

Hong Kong - 0.5%
----------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                   6,173,000       $2,196,628
----------------------------------------------------------------------------------------------

India - 0.7%
----------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Energy - Independent)                       275,420       $3,260,200
----------------------------------------------------------------------------------------------

Indonesia - 0.5%
----------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk. (Telephone Services)               2,602,500       $2,373,056
----------------------------------------------------------------------------------------------

Ireland - 1.1%
----------------------------------------------------------------------------------------------
DEPFA Bank PLC (Banks & Credit Companies)                              23,980       $3,578,549
----------------------------------------------------------------------------------------------
Elan Corp. PLC (Pharmaceuticals)^*                                     74,070        1,599,912
----------------------------------------------------------------------------------------------
                                                                                    $5,178,461
----------------------------------------------------------------------------------------------
Italy - 1.1%
----------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                     304,100       $2,436,535
----------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcast & Cable TV)^                               251,320        2,741,775
----------------------------------------------------------------------------------------------
                                                                                    $5,178,310
----------------------------------------------------------------------------------------------
Japan - 12.3%
----------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                 210,000       $2,059,496
----------------------------------------------------------------------------------------------
Canon, Inc. (Personal Computers & Peripherals)                         81,000        4,219,189
----------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                      199,100        3,012,703
----------------------------------------------------------------------------------------------
Citizen Watch Co. Ltd. (Electronics)^                                 430,000        4,318,286
----------------------------------------------------------------------------------------------
Funai Electric Co. Ltd. (Electronics)                                  15,400        2,276,964
----------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                           534        3,185,475
----------------------------------------------------------------------------------------------
Kibun Food Chemifa Co. Ltd. (Food & Non-Alcoholic
Beverages)^                                                          166,000        3,414,307
----------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd. (Electronics)                            36,000        2,342,473
----------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (Specialty Stores)^                        93,400        3,429,452
----------------------------------------------------------------------------------------------
Nissan Motor Co. (Automotive)                                         217,700        2,408,418
----------------------------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Equipment)^                              37,700        2,076,720
----------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                       121,600        4,738,418
----------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (Construction)                              521,000        3,673,645
----------------------------------------------------------------------------------------------
SOFTBANK Corp. (Business Services)^                                    59,800        2,678,589
----------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd. (Electronics)                                96,100        1,806,697
----------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd. (Specialty Chemicals)^                     251,000        1,635,090
----------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)^                             31,750        2,004,229
----------------------------------------------------------------------------------------------
Tamron Co. Ltd. (Leisure & Toys)^                                      39,000        1,971,570
----------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                128,400        2,541,424
----------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (Natural Gas - Distribution)^                    1,062,000        3,930,695
----------------------------------------------------------------------------------------------
                                                                                   $57,723,840
----------------------------------------------------------------------------------------------
Mexico - 1.8%
----------------------------------------------------------------------------------------------
CEMEX S.A. de C.V. (Construction)^                                    164,290       $4,838,341
----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR (Broadcast & Cable TV)^                   370,540        3,390,441
----------------------------------------------------------------------------------------------
                                                                                    $8,228,782
----------------------------------------------------------------------------------------------
Netherlands - 1.7%
----------------------------------------------------------------------------------------------
Royal Philips Electronics N.V. (Electronics)^                         130,870       $3,529,382
----------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)^                                     167,421        4,656,763
----------------------------------------------------------------------------------------------
                                                                                    $8,186,145
----------------------------------------------------------------------------------------------
South Africa - 0.9%
----------------------------------------------------------------------------------------------
Barloworld Ltd. (Conglomerates)                                       197,970       $1,993,955
----------------------------------------------------------------------------------------------
Sanlam Group (Insurance)                                            1,585,690        2,004,393
----------------------------------------------------------------------------------------------
                                                                                    $3,998,348
----------------------------------------------------------------------------------------------
South Korea - 3.8%
----------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automotive)                                    51,270       $1,941,564
----------------------------------------------------------------------------------------------
POSCO (Metals & Mining)^                                              127,340        3,915,705
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                             19,710        9,282,592
----------------------------------------------------------------------------------------------
Shinsegae Co. Ltd. (Specialty Stores)                                  11,200        2,518,534
----------------------------------------------------------------------------------------------
                                                                                   $17,658,395
----------------------------------------------------------------------------------------------
Spain - 2.2%
----------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)^                                                97,300       $2,739,466
----------------------------------------------------------------------------------------------
Antena 3 Television S.A. (Broadcast & Cable TV)^*                      28,138        1,428,859
----------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)^                                 434,229        6,413,322
----------------------------------------------------------------------------------------------
                                                                                   $10,581,647
----------------------------------------------------------------------------------------------
Sweden - 2.5%
----------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (Machinery & Tools)^                               52,910       $1,848,837
----------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                             45,280        1,916,350
----------------------------------------------------------------------------------------------
Ericsson, Inc., "B" (Telecommunications - Wireline)                 1,596,510        4,257,200
----------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, "B" (Specialty Stores)^                       78,990        1,930,532
----------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)                                         61,630        1,997,885
----------------------------------------------------------------------------------------------
                                                                                   $11,950,804
----------------------------------------------------------------------------------------------
Switzerland - 7.7%
----------------------------------------------------------------------------------------------
Alcon, Inc. (Medical Equipment)                                        31,460       $2,335,905
----------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                        111,280        3,902,601
----------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)^                          21,242        5,356,837
----------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                         131,350        5,822,759
----------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                     60,040        6,271,000
----------------------------------------------------------------------------------------------
Straumann Holding AG (Medical Equipment)                               13,000        2,325,420
----------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical Equipment)                               3,703        4,009,536
----------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)^                                     87,940        6,212,263
----------------------------------------------------------------------------------------------
                                                                                   $36,236,321
----------------------------------------------------------------------------------------------
Taiwan - 0.4%
----------------------------------------------------------------------------------------------
Nan Ya Plastics Corp. (Specialty Chemicals)                         1,553,000       $2,072,528
----------------------------------------------------------------------------------------------

Turkey - 0.4%
----------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks & Credit Companies)                          361,167,460       $1,677,156
----------------------------------------------------------------------------------------------

United Kingdom - 15.7%
----------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                  263,940       $5,284,834
----------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                     138,170        6,445,851
----------------------------------------------------------------------------------------------
Aviva PLC (Insurance)                                                 224,533        2,184,392
----------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                     147,864        7,822,006
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)                525,920        4,170,932
----------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd. (Airlines)                                   311,750        1,625,794
----------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                            370,839        3,612,107
----------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)*                                    858,669        4,291,794
----------------------------------------------------------------------------------------------
NEXT PLC (Specialty Stores)                                           160,753        3,957,702
----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                     212,790        5,525,596
----------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)                                                            141,536        4,236,337
----------------------------------------------------------------------------------------------
Smith & Nephew PLC (Medical Equipment)                                236,700        2,393,469
----------------------------------------------------------------------------------------------
United Utilities PLC, "A" (Utilities - Electric Power)                722,550        4,374,370
----------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                       4,056,420        9,804,566
----------------------------------------------------------------------------------------------
William Hill Organization Ltd. (Gaming & Lodging)                     508,900        4,820,935
----------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                 585,140        3,279,663
----------------------------------------------------------------------------------------------
                                                                                   $73,830,348
----------------------------------------------------------------------------------------------
Total Foreign Stocks                                                              $296,155,683
----------------------------------------------------------------------------------------------

U.S. Stocks - 36.1%
----------------------------------------------------------------------------------------------
Aerospace - 0.5%
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  52,440       $2,501,388
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.4%
----------------------------------------------------------------------------------------------
Reebok International Ltd.                                              57,620       $2,096,215
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 3.6%
----------------------------------------------------------------------------------------------
American Express Co.                                                   98,130       $4,803,464
----------------------------------------------------------------------------------------------
BANK ONE CORP.                                                         42,640        2,105,137
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       170,127        8,181,407
----------------------------------------------------------------------------------------------
MBNA Corp.                                                             78,800        1,921,144
----------------------------------------------------------------------------------------------
                                                                                   $17,011,152
----------------------------------------------------------------------------------------------
Biotechnology - 1.7%
----------------------------------------------------------------------------------------------
Genentech, Inc.*                                                       19,660       $2,414,248
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         99,300        4,325,508
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 20,160        1,226,333
----------------------------------------------------------------------------------------------
                                                                                    $7,966,089
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.4%
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                            79,220       $1,374,467
----------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   146,300        4,403,630
----------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                    54,170        1,797,902
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    230,500        3,877,010
----------------------------------------------------------------------------------------------
                                                                                   $11,453,009
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.6%
----------------------------------------------------------------------------------------------
Chicago Merchantile Exchange^                                          14,700       $1,724,310
----------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                              172,900        1,964,144
----------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                               80,300        4,402,849
----------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                             127,070        1,931,464
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              36,950        2,003,799
----------------------------------------------------------------------------------------------
                                                                                   $12,026,566
----------------------------------------------------------------------------------------------
Business Services - 1.7%
----------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                   43,710       $2,386,566
----------------------------------------------------------------------------------------------
Manpower, Inc.                                                         78,690        3,690,561
----------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                               72,750        1,863,128
----------------------------------------------------------------------------------------------
                                                                                    $7,940,255
----------------------------------------------------------------------------------------------
Computer Software - 4.1%
----------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                            141,820       $1,676,312
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                       473,500       12,296,795
----------------------------------------------------------------------------------------------
Network Associates, Inc.*                                             239,620        3,757,242
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                53,040        1,414,577
----------------------------------------------------------------------------------------------
                                                                                   $19,144,926
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
----------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  35,310       $2,043,743
----------------------------------------------------------------------------------------------

Electronics - 2.9%
----------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                           1,142,250       $2,478,683
----------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                  51,400        1,223,320
----------------------------------------------------------------------------------------------
Intel Corp.                                                           321,180        8,263,961
----------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                51,260        1,484,490
----------------------------------------------------------------------------------------------
                                                                                   $13,450,454
----------------------------------------------------------------------------------------------
Entertainment - 0.8%
----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                     45,150       $1,873,274
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                      47,880        1,850,562
----------------------------------------------------------------------------------------------
                                                                                    $3,723,836
----------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
----------------------------------------------------------------------------------------------
7-Eleven, Inc.^*                                                       67,200       $1,081,920
----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         103,380       $5,633,176
----------------------------------------------------------------------------------------------

Gaming & Lodging - 0.5%
----------------------------------------------------------------------------------------------
Carnival Corp.                                                         53,980       $2,303,327
----------------------------------------------------------------------------------------------

General Merchandise - 0.7%
----------------------------------------------------------------------------------------------
Target Corp.                                                           76,080       $3,299,590
----------------------------------------------------------------------------------------------

Internet - 0.6%
----------------------------------------------------------------------------------------------
eBay, Inc.*                                                            34,030       $2,716,275
----------------------------------------------------------------------------------------------

Machinery & Tools - 0.4%
----------------------------------------------------------------------------------------------
Eaton Corp.                                                            34,720       $2,061,674
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.8%
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                 39,990       $2,341,415
----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                               134,800        1,585,248
----------------------------------------------------------------------------------------------
                                                                                    $3,926,663
----------------------------------------------------------------------------------------------
Medical Equipment - 2.2%
----------------------------------------------------------------------------------------------
Baxter International, Inc.                                             75,310       $2,383,562
----------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                         124,500        1,871,235
----------------------------------------------------------------------------------------------
Discovery Partners International, Inc.*                                   120              706
----------------------------------------------------------------------------------------------
Guidant Corp.                                                          33,060        2,083,111
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        74,580        3,763,307
----------------------------------------------------------------------------------------------
                                                                                   $10,101,921
----------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                     153,910       $8,315,757
----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.^                                          47,010        2,017,669
----------------------------------------------------------------------------------------------
                                                                                   $10,333,426
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
----------------------------------------------------------------------------------------------
Meredith Corp.                                                         51,860       $2,641,748
----------------------------------------------------------------------------------------------

Restaurants - 0.4%
----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               42,920       $1,885,476
----------------------------------------------------------------------------------------------

Specialty Stores - 2.1%
----------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                             197,440       $2,306,099
----------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      100,330        3,530,613
----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        162,910        4,002,699
----------------------------------------------------------------------------------------------
                                                                                    $9,839,411
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
----------------------------------------------------------------------------------------------
Andrew Corp.^*                                                         91,800       $1,556,010
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.0%
----------------------------------------------------------------------------------------------
At Road, Inc.^*                                                       108,500         $913,570
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  408,040        8,515,795
----------------------------------------------------------------------------------------------
                                                                                    $9,429,365
----------------------------------------------------------------------------------------------
Telephone Services - 0.8%
----------------------------------------------------------------------------------------------
Sprint FON Group                                                      201,090       $3,597,500
----------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                 $169,765,115
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $414,364,429)                                      $465,920,798
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 17.1%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                 80,629,400      $80,629,400
----------------------------------------------------------------------------------------------

Repurchase Agreements - 1.9%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 04/30/04, due 05/03/04, total
to be recieved $8,729,757 (secured by various U.S.
Treasury and Federal Agency Obligations in a jointly
traded account), at Cost                                               $8,729       $8,729,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $503,722,829)                                 $555,279,198
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (18.0)%                                           (84,564,572)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $470,714,626
----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

As of April 30, 2004, 61 securities representing $221,029,116 and 47% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value, including $77,075,675 of
securities on loan (identified cost, $503,722,829)            $555,279,198
---------------------------------------------------------------------------------------------------
Cash                                                                   576
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $432,160)             431,783
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  1,826,581
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    193,985
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                1,326,627
---------------------------------------------------------------------------------------------------
Receivable from investment adviser                                   6,127
---------------------------------------------------------------------------------------------------
Other assets                                                        10,244
---------------------------------------------------------------------------------------------------
Total assets                                                                           $559,075,121
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $5,347,994
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               2,015,369
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      80,629,400
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    11,774
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       36,309
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       6,281
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   135
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             313,233
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $88,360,495
---------------------------------------------------------------------------------------------------
Net assets                                                                             $470,714,626
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $629,650,241
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 51,544,701
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (209,190,610)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (1,289,706)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $470,714,626
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                28,030,808
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $316,347,919
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            18,561,444
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $17.04
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.04)                                                $18.08
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $122,855,450
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             7,547,784
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $16.28
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $23,407,234
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             1,451,340
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $16.13
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $6,727,029
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               389,165
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $17.29
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                    $1,247,430
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                73,435
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $16.99
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                      $129,564
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,640
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $16.96
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 4/30/04

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                       $3,897,039
--------------------------------------------------------------------------------------------------
  Interest                                                           131,996
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (378,901)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $3,650,134
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $2,196,661
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              10,548
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        610,614
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             564,302
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             664,216
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             125,023
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              1,450
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 68
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   34
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  26,359
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      251,819
--------------------------------------------------------------------------------------------------
  Printing                                                            79,831
--------------------------------------------------------------------------------------------------
  Postage                                                             27,701
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       22,100
--------------------------------------------------------------------------------------------------
  Legal fees                                                           1,810
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      287,553
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $4,870,089
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (4,361)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by distributor                              (160,593)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,705,135
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(1,055,001)
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions*                                       $66,253,958
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (638,212)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $65,615,746
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                   $(31,975,652)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                           1,171
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                           $(31,974,481)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                               $33,641,265
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $32,586,264
--------------------------------------------------------------------------------------------------

* Includes proceeds received from a non-recurring cash settlement in the amount of $235,375 from a class-action lawsuit against Cendant Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED             YEAR ENDED
                                                               4/30/04                   10/31/03
                                                             (UNAUDITED)
INCREASE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                $(1,055,001)                  $161,414
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                        65,615,746                (10,407,682)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                (31,974,481)               104,864,278
------------------------------------------------------     ------------              -------------
Increase in net assets from operations                      $32,586,264                $94,618,010
------------------------------------------------------     ------------              -------------
Net decrease in net assets from fund share
transactions                                               $(28,855,398)              $(60,300,772)
------------------------------------------------------     ------------              -------------
Redemption fees                                                  $6,203                        $--
------------------------------------------------------     ------------              -------------
Total increase in net assets                                 $3,737,069                $34,317,238
------------------------------------------------------     ------------              -------------

NET ASSETS

At beginning of period                                     $466,977,557               $432,660,319
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net
investment loss of $1,289,706 and $234,705,
respectively)                                              $470,714,626               $466,977,557
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                  YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS A                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                 $15.91             $12.73          $14.60          $27.51          $23.20         $18.27
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                            $(0.02)             $0.04          $(0.01)         $(0.03)          $0.07         $(0.05)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.15               3.14           (1.86)          (6.91)           6.14           6.59
-----------------------------------    ------             ------          ------          ------          ------         ------
Total from investment operations        $1.13              $3.18          $(1.87)         $(6.94)          $6.21          $6.54
-----------------------------------    ------             ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--                $--             $--          $(5.67)         $(1.90)        $(1.61)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                 --              --           (0.30)             --             --
-----------------------------------    ------             ------          ------          ------          ------         ------
Total distributions declared to
shareholders                              $--                $--             $--          $(5.97)         $(1.90)        $(1.61)
-----------------------------------    ------             ------          ------          ------          ------         ------
Redemption fees added to paid-in
capital                                   $--+++             $--             $--             $--             $--            $--
-----------------------------------    ------             ------          ------          ------          ------         ------
Net asset value, end of period         $17.04             $15.91          $12.73          $14.60          $27.51         $23.20
-----------------------------------    ------             ------          ------          ------          ------         ------
Total return (%)(+)                      7.17++^^^         24.90^^        (12.81)         (30.91)          27.22          38.13
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                 YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS A (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               1.70+              1.59            1.57            1.52            1.45           1.48
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.19)+             0.30           (0.08)          (0.17)           0.26          (0.23)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        107                 93             130             112             182            146
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $316,348           $306,333        $269,893        $268,548        $389,664       $244,777
--------------------------------------------------------------------------------------------------------------------------------

(S) The distributor contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $(0.02)             $0.03          $(0.03)         $(0.05)          $0.04         $(0.07)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.80+              1.69            1.67            1.62            1.55           1.58
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.29)+             0.20           (0.18)          (0.27)           0.16          (0.33)
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding the day the proceeds were received.
    Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended
    October 31, 2003 would have been 24.43%.
^^^ The fund's total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the days the proceeds were received.
    Excluding the effect of these payments from the fund's ending net asset value per share, total return for the six months ended April 30, 2004 would have been 7.11%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                       SIX MONTHS                                  YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS B                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                 $15.25             $12.29          $14.21          $26.87          $22.73         $18.06
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss                  $(0.08)            $(0.06)         $(0.13)         $(0.16)         $(0.14)        $(0.20)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.11               3.02           (1.79)          (6.74)           6.04           6.48
-----------------------------------    ------             ------          ------          ------          ------         ------
Total from investment operations        $1.03              $2.96          $(1.92)         $(6.90)          $5.90          $6.28
-----------------------------------    ------             ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--                $--             $--          $(5.47)         $(1.76)        $(1.61)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                 --              --           (0.29)             --             --
-----------------------------------    ------             ------          ------          ------          ------         ------
Total distributions declared to
shareholders                              $--                $--             $--          $(5.76)         $(1.76)        $(1.61)
-----------------------------------    ------             ------          ------          ------          ------         ------
Net asset value, end of period         $16.28             $15.25          $12.29          $14.21          $26.87         $22.73
-----------------------------------    ------             ------          ------          ------          ------         ------
Total return (%)                         6.75++^^^         24.08^^        (13.51)         (31.39)          26.26          37.12
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                        SIX MONTHS                                 YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS B (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                               2.45+              2.34            2.32            2.27            2.20           2.23
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.96)+            (0.47)          (0.89)          (0.92)          (0.47)         (0.99)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        107                 93             130             112             182            146
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $122,855           $129,229        $133,525        $268,518        $442,368       $330,542
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding the day the proceeds were received.
    Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended
    October 31, 2003 would have been 23.52%.
^^^ The fund's total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the days the proceeds were received.
    Excluding the effect of these payments from the fund's ending net asset value per share, total return for the six months ended April 30, 2004 would have been 6.69%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                       SIX MONTHS                                  YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS C                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                 $15.11             $12.18          $14.08          $26.74          $22.64         $17.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss                  $(0.08)            $(0.06)         $(0.13)         $(0.16)         $(0.11)        $(0.20)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.10               2.99           (1.77)          (6.70)           5.99           6.46
-----------------------------------    ------             ------          ------          ------          ------         ------
Total from investment operations        $1.02              $2.93          $(1.90)         $(6.86)          $5.88          $6.26
-----------------------------------    ------             ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--                $--             $--          $(5.51)         $(1.78)        $(1.61)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                 --              --           (0.29)             --             --
-----------------------------------    ------             ------          ------          ------          ------         ------
Total distributions declared to
shareholders                              $--                $--             $--          $(5.80)         $(1.78)        $(1.61)
-----------------------------------    ------             ------          ------          ------          ------         ------
Redemption fees added to paid-in
capital                                   $--+++             $--             $--             $--             $--            $--
-----------------------------------    ------             ------          ------          ------          ------         ------
Net asset value, end of period         $16.13             $15.11          $12.18          $14.08          $26.74         $22.64
-----------------------------------    ------             ------          ------          ------          ------         ------
Total return (%)                         6.75++^^^         24.06^^        (13.49)         (31.45)          26.28          37.15
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                        SIX MONTHS                                 YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS C (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                               2.45+              2.34            2.32            2.27            2.20           2.23
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.96)+            (0.47)          (0.91)          (0.92)          (0.39)         (0.99)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        107                 93             130             112             182            146
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $23,407            $24,777         $24,035         $44,241         $62,520        $26,120
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding the day the proceeds were received.
    Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended
    October 31, 2003 would have been 23.48%.
^^^ The fund's total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the days the proceeds were received.
    Excluding the effect of these payments from the fund's ending net asset value per share, total return for the six months ended April 30, 2004 would have been 6.68%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                       SIX MONTHS                                  YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS I                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                 $16.11             $12.86          $14.71          $27.71          $23.33         $18.32
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income                 $0.01              $0.07           $0.02           $0.01           $0.15          $0.00+++
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.17               3.18           (1.87)          (6.97)           6.19           6.62
-----------------------------------    ------             ------          ------          ------          ------         ------
Total from investment operations        $1.18              $3.25          $(1.85)         $(6.96)          $6.34          $6.62
-----------------------------------    ------             ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--                $--             $--          $(5.74)         $(1.96)        $(1.61)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                 --              --           (0.30)             --             --
-----------------------------------    ------             ------          ------          ------          ------         ------
Total distributions declared to
shareholders                              $--                $--             $--          $(6.04)         $(1.96)        $(1.61)
-----------------------------------    ------             ------          ------          ------          ------         ------
Net asset value, end of period         $17.29             $16.11          $12.86          $14.71          $27.71         $23.33
-----------------------------------    ------             ------          ------          ------          ------         ------
Total return (%)                         7.32++^^^         25.27^^        (12.64)         (30.77)          27.56          38.55
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                        SIX MONTHS                                 YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS I (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                               1.45+              1.33            1.32            1.27            1.20           1.23
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                    0.07+              0.53            0.16            0.08            0.50           0.01
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        107                 93             130             112             182            146
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $6,727             $6,249          $5,207          $6,085          $9,003         $7,272
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding the day the proceeds were received.
    Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended
    October 31, 2003 would have been 24.73%.
^^^ The fund's total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the days the proceeds were received.
    Excluding the effect of these payments from the fund's ending net asset value per share, total return for the six months ended April 30, 2004 would have been 7.26%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         SIX MONTHS                 PERIOD
                                                                            ENDED                    ENDED
CLASS R1**                                                                 4/30/04                 10/31/03*
                                                                         (UNAUDITED)
Net asset value, beginning of period                                         $15.87                $12.68
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)                                               $(0.01)                $0.03
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency         1.13                  3.16
------------------------------------------------------------------------     ------                ------
Total from investment operations                                              $1.12                 $3.19
------------------------------------------------------------------------     ------                ------
Net asset value, end of period                                               $16.99                $15.87
------------------------------------------------------------------------     ------                ------
Total return (%)                                                               7.06++^^^           25.16++^^
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                     2.01+                 1.78+
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  (0.14)+                0.21+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              107                    93
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $1,247                  $385
------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.

 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been 24.61%.
^^^ The fund's total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the fund's ending net asset value per share, total return for the six months ended April
    30, 2004 would have been 6.99%.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  SIX MONTHS
                                                                     ENDED
CLASS R2                                                           4/30/04*
                                                                  (UNAUDITED)
Net asset value, beginning of period                                 $15.87
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                $(0.02)
-------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                     1.11
----------------------------------------------------------------     ------
Total from investment operations                                      $1.09
----------------------------------------------------------------     ------
Net asset value, end of period                                       $16.96
----------------------------------------------------------------     ------
Total return (%)                                                       6.87++^^
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                             2.79+
-------------------------------------------------------------------------------
Net investment loss                                                   (0.29)+
-------------------------------------------------------------------------------
Portfolio turnover                                                      107
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $130
-------------------------------------------------------------------------------

 * For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
^^ The fund's total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the fund's ending net asset value per share, total return for the six months ended April 30, 2004 would have been 6.81%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market quotations are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - The fund charges a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange) of certain fund shares. However, for purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period or otherwise change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003, the fund received a partial cash settlement in the amount of $2,270,891, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.07 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been lower by 0.47%, 0.56%, 0.58%, 0.54%, and 0.55% for Class A, B, C, I, and R1, respectively.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 19, 2004, the fund received the remaining cash settlement in the amount of $235,375, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended April 30, 2004 would have been lower by 0.06%, 0.06%, 0.07%, 0.06%, 0.07%, and 0.06% for Class A, B, C, I, R1, and R2, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2004, the fund's custodian fees were reduced by $3,292 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2004, the fund's miscellaneous expenses were reduced by $1,069 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and wash sales.

The fund paid no distributions for the years ended October 31, 2003 and October 31, 2002.

As of October 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(268,538,560)
          ----------------------------------------------------------
          Unrealized appreciation                         77,251,386
          ----------------------------------------------------------
          Other temporary differences                       (234,705)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          October 31, 2009                             $(159,427,826)
          ----------------------------------------------------------
          October 31, 2010                               (95,953,969)
          ----------------------------------------------------------
          October 31, 2011                               (13,156,765)
          ----------------------------------------------------------
          Total                                        $(268,538,560)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets               0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                0.75%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion           0.65%
          ----------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Trustees and an unfunded retirement benefit deferral plan for current Trustees. Included in Trustees' compensation is a net decrease of $14,618 as a result of the change in the fund's pension liability for current Trustees and a pension expense of $1,376 for retired Trustees for the six months ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004 the maximum amount is based on the following annual percentages of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

For the six months ended April 30, 2004, the fund paid MFS $26,539, equivalent to 0.0109% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,473 for the six months ended April 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers.

These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
April 30, 2004, amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Service Fee Retained by MFD               $9,995          $1,034            $841              $4             $--
----------------------------------------------------------------------------------------------------------------

The Class A distribution fee is currently being waived on a contractual basis.

Fees incurred under the distribution plan during the six months ended April 30, 2004 were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Effective Annual Percentage
Rates                                      0.25%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2004, were as follows:

                                               CLASS A     CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed       $4,626     $96,524     $1,385
-----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the funds' Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average net assets. For the six months ended April 30, 2004, the fund paid MFSC a fee of $264,430 for shareholder services which amounted to 0.109% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $56,292 for the six months ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $509,827,730 and $534,322,800, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                 $510,151,844
        ------------------------------------------------------------
        Gross unrealized appreciation                   $57,648,623
        ------------------------------------------------------------
        Gross unrealized depreciation                   (12,521,269)
        ------------------------------------------------------------
        Net unrealized appreciation                     $45,127,354
        ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Six months ended                   Year ended
                                                    4/30/04                         10/31/03
                                            SHARES          AMOUNT          SHARES           AMOUNT

CLASS A SHARES
Shares sold                                 2,152,824      $36,958,156      7,377,913       $97,892,732
--------------------------------------------------------------------------------------------------------
Shares reacquired                          (2,848,632)     (48,607,705)    (9,326,573)     (124,254,583)
--------------------------------------------------------------------------------------------------------
Net decrease                                 (695,808)    $(11,649,549)    (1,948,660)     $(26,361,851)
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                   607,007       $9,927,270      1,220,548       $16,201,349
--------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,533,111)     (25,129,745)    (3,608,854)      (46,110,137)
--------------------------------------------------------------------------------------------------------
Net decrease                                 (926,104)    $(15,202,475)    (2,388,306)     $(29,908,788)
--------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                    89,487       $1,454,301        251,742        $3,305,945
--------------------------------------------------------------------------------------------------------
Shares reacquired                            (277,933)      (4,475,325)      (585,201)       (7,462,333)
--------------------------------------------------------------------------------------------------------
Net decrease                                 (188,446)     $(3,021,024)      (333,459)      $(4,156,388)
--------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                    27,009         $470,969         62,959          $858,135
--------------------------------------------------------------------------------------------------------
Shares reacquired                             (25,628)        (442,114)       (80,099)       (1,063,016)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                         1,381          $28,855        (17,140)        $(204,881)
--------------------------------------------------------------------------------------------------------

                                                Six months ended                  Period ended
                                                    4/30/04                         10/31/03*
                                            SHARES          AMOUNT          SHARES           AMOUNT
CLASS R1 SHARES

Shares sold                                    61,765       $1,078,803         43,131          $556,217
--------------------------------------------------------------------------------------------------------
Shares reacquired                             (12,556)        (215,879)       (18,905)         (230,101)
--------------------------------------------------------------------------------------------------------
Net increase                                   49,209         $862,924         24,226          $326,116
--------------------------------------------------------------------------------------------------------

                                                Six months ended                  Period ended
                                                    4/30/04                        10/31/03**
                                            SHARES          AMOUNT          SHARES           AMOUNT
CLASS R2 SHARES

Shares sold                                     7,445         $127,925            315            $5,020
--------------------------------------------------------------------------------------------------------
Shares reacquired                                (120)          (2,054)            --                --
--------------------------------------------------------------------------------------------------------
Net increase                                    7,325         $125,871            315            $5,020
--------------------------------------------------------------------------------------------------------
 * For the period from the commencement of Class R1 shares, December 31, 2002, through October 31, 2003.
** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for six months ended April 30, 2004 was $2,406 and is included in miscellaneous expense. The fund had no borrowings during the period.

(7) LEGAL PROCEEDING

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------        -----------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

--------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services                    State Street Bank and Trust Company
Company                                             225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Barry P. Dargan
Nicholas D. Smithie

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              WGF-SEM-6/04 71M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 4/30/04

MFS(R) STRATEGIC INCOME FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) STRATEGIC INCOME FUND

The fund seeks high current income by investing in fixed-income securities. Its secondary objective seeks to provide significant capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     41
----------------------------------------------------
TRUSTEES AND OFFICERS                             55
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       59
----------------------------------------------------
CONTACT INFORMATION                               60
----------------------------------------------------
ASSET ALLOCATION                                  61

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging enveronment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The bond market during the early months of the period ended April 30, 2004 was highlighted by a continuation of low interest rates, high bond prices, and solid returns for bond investors. However, the market began to change rapidly toward the end of the period, following a string of strong economic reports in March and April that indicated a rapid improvement in the U.S. employment market. Improving economic indicators and better employment numbers set the stage for rising interest rates and declining prices for bonds. These conditions were exacerbated by the expectation that the Fed would raise interest rates sometime in the near future. Together, the improving economic and employment outlook and the expectation of rising interest rates led to declining bond prices and lower returns for bond investors late in the period.

CONTRIBUTORS TO PERFORMANCE

This is our most broadly diversified bond fund, and we actively manage the portfolio's asset allocation across four broad fixed-income sectors: U.S. government bonds, international bonds (including emerging market debt), high-grade corporate bonds, and high-yield bonds. Much of the portfolio's performance over the period was generated by a higher current yield than most of its benchmark indices. In particular, we had a sizable amount of exposure to the domestic high-yield market at a time when these issues were offering attractive spreads. These lower-rated debt issues also tended to perform better than higher-rated debt as the economy improved. In many instances, companies with lower-rated debt were able to improve their credit quality and gain access to the capital markets during the period, thereby improving the quality of existing debt securities. Bond prices rose accordingly.

Among individual contributors to performance, we held the bonds of a number of chemical firms that contributed significantly to the portfolio's return. Among these firms were Huntsman and IMC Global. The industry benefited from improving economic fundamentals and increased merger and acquisition activity. IMC Global, for example, was acquired by a subsidiary of Cargill, a much higher-rated company. That acquisition drove up the prices of its bonds. Another leading individual contributor to portfolio performance was auto parts firm Collins & Aikman. Essentially, this firm has benefited quite sharply from the improving global economy and improving conditions in the auto industry.

DETRACTORS FROM PERFORMANCE

The portfolio had what we believed to be an underweighted position in higher-quality issues such as agency debt and mortgages. These issues tended to do better than Treasuries during the period, as the yield differential they offered over Treasuries narrowed during the period. As a result, prices for higher-rated bonds rose and they tended to outperform Treasuries.

A position in WorldCom was a primary individual detractor from portfolio performance. The wireline segment of the telecommunications industry continued to perform poorly during the period, and WorldCom suffered accordingly. Also, the company did not emerge from bankruptcy as quickly as many investors had anticipated. Another primary detractor from performance among individual holdings was FiberMark. The specialty paper firm succumbed to continued cyclical pressure in its industry. It opted to reorganize and to clear up its balance sheet through bankruptcy proceedings and its bond prices reacted negatively to this news.

    Respectfully,

/s/ William Adams

    William Adams
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                    Class
    Share         inception
    class           date         6-mo      1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A          10/29/1987       --        7.71%    7.45%    5.31%    6.98%
----------------------------------------------------------------------------
      B           9/7/1993        --        7.03%    6.79%    4.66%    6.27%
----------------------------------------------------------------------------
      C           9/1/1994        --        6.87%    6.75%    4.64%    6.29%
----------------------------------------------------------------------------
      I           1/8/1997        --        8.08%    7.82%    5.71%    7.24%
----------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
                                 6-mo      1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
Average multisector
income fund+                      2.93%     8.17%    8.42%    5.36%    6.34%
----------------------------------------------------------------------------
Citigroup World Government
Bond Non-Dollar
Hedged Index##                    1.84%     1.21%    4.52%    4.97%    7.92%
----------------------------------------------------------------------------
J.P. Morgan Emerging
Market Bond
Index Global#                     1.88%     9.04%   11.44%   12.37%   13.40%
----------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index#                       1.25%     1.82%    6.65%    6.66%    7.34%
----------------------------------------------------------------------------
Lehman Brothers
Government/Credit Index#*         1.17%     1.80%    7.15%    6.84%    7.40%
----------------------------------------------------------------------------
Lehman Brothers
High Yield Index#                 5.52%    15.00%    9.01%    4.79%    7.35%
----------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

      Share
      class
----------------------------------------------------------------------------
      A                           --        2.59%    5.72%    4.29%    6.46%
----------------------------------------------------------------------------
      B                           --        3.03%    5.90%    4.36%    6.27%
----------------------------------------------------------------------------
      C                           --        5.87%    6.75%    4.64%    6.29%
----------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

----------------------------------------------------------------------------
      A                          3.30%      7.71%   24.04%   29.52%   96.39%
----------------------------------------------------------------------------
      B                          2.97%      7.03%   21.78%   25.57%   83.69%
----------------------------------------------------------------------------
      C                          2.97%      6.87%   21.65%   25.45%   84.05%
----------------------------------------------------------------------------
      I                          3.48%      8.08%   25.36%   31.98%  101.16%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

 * Effective June 9, 2003, Lehman Brothers Government/Credit Index has been dropped as a benchmark for the fund.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg.
## Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

CITIGROUP WORLD GOVERNMENT NON-DOLLAR HEDGED INDEX - measures the government bond markets around the world, ex-U.S.

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of the fund's distributions may include a return of capital for shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce a shareholder's tax basis in his or her shares and, to the extent the distribution exceeds a shareholder's adjusted tax basis, will be treated as a gain to the shareholder from a sale of shares.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.4%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
U.S. Bonds - 62.3%
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.2%
----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $1,000       $1,020,000
----------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010##                               1,975        1,935,500
----------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                            965        1,037,375
----------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                      305          312,625
----------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                 900          949,500
----------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                 1,645        1,427,038
----------------------------------------------------------------------------------------------
Radio One, Inc., 8.875%, 2011                                           1,000        1,107,500
----------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                         1,820        1,924,650
----------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 12%, 2010                              715          826,719
----------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005, 14% to 2009                305          293,563
----------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                    1,045        1,120,763
----------------------------------------------------------------------------------------------
                                                                                   $11,955,233
----------------------------------------------------------------------------------------------
Aerospace - 0.8%
----------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                               $885         $975,713
----------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                 600          630,000
----------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                         784          811,440
----------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375%, 2011                                             700          740,250
----------------------------------------------------------------------------------------------
                                                                                    $3,157,403
----------------------------------------------------------------------------------------------
Airlines - 0.3%
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                 $400         $336,518
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                  808          675,582
----------------------------------------------------------------------------------------------
                                                                                    $1,012,100
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
----------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005                                  $2,200          $71,500
----------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2008**                                   360           11,700
----------------------------------------------------------------------------------------------
                                                                                       $83,200
----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 7.1%
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                 $3,640       $3,542,128
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013                       2,000        1,770,802
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.78%, 2009                           2,150        2,321,619
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                         58,000          463,345
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.8613%, 2032                              385          436,737
----------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8%, 2004+                                  853          776,067
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                   1,050          840,409
----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1743%, 2023^^                             4,981          923,589
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.385%, 2023##^^                             6,894          978,465
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.7503%, 2028^^                                                        56,753        1,369,739
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2014                                                                  600          622,494
----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                  1,758        1,581,566
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.7384%, 2010                           4,000        4,206,678
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                            2,500        2,513,390
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                     3,000        2,711,345
----------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75%, 2027                           1,615        1,613,328
----------------------------------------------------------------------------------------------
                                                                                   $26,671,701
----------------------------------------------------------------------------------------------
Automotive - 3.0%
----------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75%, 2011                              $944         $977,040
----------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                                  1,400        1,470,000
----------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                  EUR 340          480,497
----------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75%, 2013                                          $625          684,375
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                     2,127        2,336,760
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7%, 2012                               1,431        1,505,921
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                               1,214        1,281,285
----------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                410          348,500
----------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 9.375%, 2013                            219          250,755
----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                           361          429,590
----------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                  1,250        1,440,625
----------------------------------------------------------------------------------------------
                                                                                   $11,205,348
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.1%
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.38%, 2035                          $1,600       $1,743,870
----------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                        576          568,655
----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 9.2%, 2049##        1,482        1,809,507
----------------------------------------------------------------------------------------------
                                                                                    $4,122,032
----------------------------------------------------------------------------------------------
Basic Industry - 0.2%
----------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                               $845         $912,600
----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.1%
----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                       $1,244       $1,327,970
----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009##                            1,580        1,311,400
----------------------------------------------------------------------------------------------
Charter Communciations, Inc., 8.375%, 2014##                              920          906,200
----------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                               1,628        1,832,421
----------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                        495          553,163
----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                         880          941,600
----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                      841        1,073,626
----------------------------------------------------------------------------------------------
                                                                                    $7,946,380
----------------------------------------------------------------------------------------------
Building - 0.9%
----------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                               $735         $804,825
----------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                          1,000        1,051,250
----------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                        355          397,600
----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                   1,000          995,000
----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                        140          153,300
----------------------------------------------------------------------------------------------
                                                                                    $3,401,975
----------------------------------------------------------------------------------------------
Business Services - 1.2%
----------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                        $650         $695,500
----------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                        1,250        1,281,250
----------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                   1,400        1,330,000
----------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                               1,030        1,050,600
----------------------------------------------------------------------------------------------
                                                                                    $4,357,350
----------------------------------------------------------------------------------------------
Chemicals - 1.9%
----------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                     $835         $931,025
----------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                 720          754,200
----------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                         1,210        1,485,275
----------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67%, 2013                1,000          760,000
----------------------------------------------------------------------------------------------
JohnsonDiversey, Inc., 9.625%, 2012                                     1,000        1,095,000
----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                    1,340        1,487,400
----------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                  475          499,938
----------------------------------------------------------------------------------------------
                                                                                    $7,012,838
----------------------------------------------------------------------------------------------
Construction - 0.3%
----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                            $1,065       $1,176,825
----------------------------------------------------------------------------------------------

Consumer Cyclical - 0.2%
----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                               $835         $901,845
----------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.7%
----------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5%, 2009                            $876         $889,867
----------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                   1,100        1,094,500
----------------------------------------------------------------------------------------------
Samsonite Corp., 10.75%, 2008                                             660          686,400
----------------------------------------------------------------------------------------------
                                                                                    $2,670,767
----------------------------------------------------------------------------------------------
Containers - 0.8%
----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                       $390         $423,638
----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                       1,460        1,507,450
----------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                 1,030          932,150
----------------------------------------------------------------------------------------------
                                                                                    $2,863,238
----------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                        $1,045       $1,125,988
----------------------------------------------------------------------------------------------

Energy - Independent - 0.3%
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                  $855         $936,225
----------------------------------------------------------------------------------------------

Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $1,056       $1,076,005
----------------------------------------------------------------------------------------------

Entertainment - 1.5%
----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                      $864         $902,880
----------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.375%, 2012                                       1,735        2,055,975
----------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            1,600        1,686,000
----------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                            653          776,648
----------------------------------------------------------------------------------------------
                                                                                    $5,421,503
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013##                                          $880         $925,100
----------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                               245          271,950
----------------------------------------------------------------------------------------------
                                                                                    $1,197,050
----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
----------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                     $370         $353,350
----------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                  1,145        1,219,425
----------------------------------------------------------------------------------------------
FiberMark, Inc., 10.75%, 2011**                                           800          424,000
----------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                     1,750        2,034,375
----------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                         400          442,000
----------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                       2,000        2,250,000
----------------------------------------------------------------------------------------------
                                                                                    $6,723,150
----------------------------------------------------------------------------------------------
Gaming & Lodging - 2.1%
----------------------------------------------------------------------------------------------
Aztar Corp., 8.875%, 2007                                              $1,150       $1,187,375
----------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014##                                            5            4,925
----------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                              775          806,000
----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                          1,035        1,143,675
----------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875%, 2008                            1,020        1,137,300
----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                 700          707,000
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                    470          512,300
----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                 1,000        1,093,750
----------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                   1,040        1,216,800
----------------------------------------------------------------------------------------------
                                                                                    $7,809,125
----------------------------------------------------------------------------------------------
Industrial - 0.4%
----------------------------------------------------------------------------------------------
Blount, Inc., 7%, 2005                                                   $620         $644,800
----------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC, 7.375%, 2010##                                785          812,475
----------------------------------------------------------------------------------------------
                                                                                    $1,457,275
----------------------------------------------------------------------------------------------

Machinery & Tools - 2.5%
----------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                 $1,415       $1,549,425
----------------------------------------------------------------------------------------------
AMSTED Industries, Inc., 10.25%, 2011##                                 1,280        1,446,400
----------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                   1,500        1,672,500
----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                          865          986,100
----------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                795          904,313
----------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                  995        1,109,425
----------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012##                                      1,700        1,640,500
----------------------------------------------------------------------------------------------
                                                                                    $9,308,663
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
----------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                  $1,100       $1,100,000
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                       816          885,360
----------------------------------------------------------------------------------------------
                                                                                    $1,985,360
----------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
----------------------------------------------------------------------------------------------
Arch Western Finance, 6.75%, 2013##                                      $565         $581,950
----------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                        245          254,800
----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                           344          414,870
----------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                             627          710,078
----------------------------------------------------------------------------------------------
                                                                                    $1,961,698
----------------------------------------------------------------------------------------------
Mortgage Backed - 5.4%
----------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                        $1,200         $941,391
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                  1,064        1,107,308
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                    3,063        2,970,166
----------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2034                                             15,020       15,143,380
----------------------------------------------------------------------------------------------
                                                                                   $20,162,245
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                       $610         $669,475
----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                        1,679        1,893,491
----------------------------------------------------------------------------------------------
                                                                                    $2,562,966
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.6%
----------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                           $300         $331,500
----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                      2,005        2,065,150
----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                          1,200        1,020,000
----------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                            1,050        1,160,250
----------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                       1,500        1,567,500
----------------------------------------------------------------------------------------------
                                                                                    $6,144,400
----------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                      $1,187       $1,312,573
----------------------------------------------------------------------------------------------

Pollution Control - 0.5%
----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                         $1,900       $2,042,500
----------------------------------------------------------------------------------------------

Printing & Publishing - 1.6%
----------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                       $1,100       $1,233,375
----------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013##                                      1,010        1,105,950
----------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                   825          915,750
----------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                           1,530        1,683,000
----------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013##                                   1,180        1,168,200
----------------------------------------------------------------------------------------------
                                                                                    $6,106,275
----------------------------------------------------------------------------------------------
Retailers - 1.1%
----------------------------------------------------------------------------------------------
Couche Tard U.S. LP, 7.5%, 2013                                        $1,355       $1,422,750
----------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                    500          500,625
----------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                              1,230        1,380,675
----------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                               575          609,500
----------------------------------------------------------------------------------------------
                                                                                    $3,913,550
----------------------------------------------------------------------------------------------
Supermarkets - 0.3%
----------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                           $1,125       $1,220,625
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.3%
----------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                  $1,212       $1,189,750
----------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                   118          116,673
----------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                   118          112,100
----------------------------------------------------------------------------------------------
MCI, Inc., 7.735%, 2014                                                   101           93,678
----------------------------------------------------------------------------------------------
Qwest Corp., 13.5%, 2010##                                              1,750        2,030,000
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                      1,229        1,206,560
----------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                         105           87,675
----------------------------------------------------------------------------------------------
                                                                                    $4,836,436
----------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.2%
----------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                 $2,867       $2,857,864
----------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                493          476,515
----------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                              1,049        1,032,937
----------------------------------------------------------------------------------------------
                                                                                    $4,367,316
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.2%
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                      $1,654       $1,675,709
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                        4,139        4,371,173
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008###                                    10,622       10,556,441
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                       5,829        6,536,955
----------------------------------------------------------------------------------------------
                                                                                   $23,140,278
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.4%
----------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                    $800         $872,000
----------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                          1,200        1,203,000
----------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                   1,705        1,941,871
----------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                            1,500        1,571,250
----------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                               1,250          875,000
----------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                              800          708,000
----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                   842          829,370
----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                     775          840,875
----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                     1,100          940,500
----------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                        1,500        1,695,000
----------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                            1,260        1,269,450
----------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                                280          298,200
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                   2,195        2,293,775
----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                      795          850,650
----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                       460          499,100
----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 8.09%, 2017                                556          609,555
----------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                 2,740        2,912,620
----------------------------------------------------------------------------------------------
                                                                                   $20,210,216
----------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                       $342         $362,870
----------------------------------------------------------------------------------------------

Wireless Communications - 2.2%
----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                        $874         $948,290
----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 8.5%, 2012##                                      265          256,388
----------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                   1,110          807,525
----------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                            995        1,024,850
----------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                            1,215        1,211,963
----------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                 340          266,050
----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                 360          373,950
----------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                         355          331,925
----------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                        815          837,413
----------------------------------------------------------------------------------------------
Triton PCS Holdings, Inc., 8.5%, 2013                                     795          826,800
----------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25%, 2013                                     1,225        1,258,688
----------------------------------------------------------------------------------------------
                                                                                    $8,143,842
----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                  $232,978,969
----------------------------------------------------------------------------------------------

Foreign Bonds - 34.1%
----------------------------------------------------------------------------------------------
Australia - 1.1%
----------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75%, 2012 (Food &
Non-Alcoholic Beverages)                                               $2,515       $2,653,325
----------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International
Market Sovereign)                                                   AUD 1,771        1,303,312
----------------------------------------------------------------------------------------------
                                                                                    $3,956,637
----------------------------------------------------------------------------------------------
Austria - 1.3%
----------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market
Sovereign)                                                          EUR 2,843       $3,677,638
----------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market
Sovereign)                                                                763          972,731
----------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market
Sovereign)                                                                265          321,784
----------------------------------------------------------------------------------------------
                                                                                    $4,972,153
----------------------------------------------------------------------------------------------
Belgium - 0.7%
----------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market
Sovereign)                                                          EUR 1,332       $1,616,858
----------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market
Sovereign)                                                                739          940,680
----------------------------------------------------------------------------------------------
                                                                                    $2,557,538
----------------------------------------------------------------------------------------------

Brazil - 2.4%
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market
Sovereign)                                                             $1,727       $1,433,459
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market
Sovereign)                                                              5,286        4,852,249
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging
Market Sovereign)                                                         995          761,175
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market
Sovereign)                                                              2,109        1,961,370
----------------------------------------------------------------------------------------------
                                                                                    $9,008,253
----------------------------------------------------------------------------------------------
Bulgaria - 0.5%
----------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market
Sovereign)                                                               $820         $938,900
----------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market
Sovereign)##                                                              673          770,585
----------------------------------------------------------------------------------------------
                                                                                    $1,709,485
----------------------------------------------------------------------------------------------
Canada - 1.9%
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005 (Forest & Paper
Products)                                                              $1,801       $1,880,707
----------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009 (Chemicals)                                   900          990,000
----------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 (International Market
Sovereign)                                                          CAD 2,981        2,332,203
----------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market
Sovereign)                                                              1,403        1,074,354
----------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market
Sovereign)                                                                713          697,944
----------------------------------------------------------------------------------------------
                                                                                    $6,975,208
----------------------------------------------------------------------------------------------
Cayman Islands - 0.2%
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014 (Banks & Credit
Companies)##                                                          EUR 755         $918,300
----------------------------------------------------------------------------------------------

Chile - 0.8%
----------------------------------------------------------------------------------------------
AES Gener S.A., 7.5%, 2014 (Utilities - Electric Power)                $1,065       $1,019,738
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013
(Utilities - Electric Power)                                              697          747,853
----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##               1,302        1,281,945
----------------------------------------------------------------------------------------------
                                                                                    $3,049,536
----------------------------------------------------------------------------------------------
Colombia - 0.4%
----------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market
Sovereign)                                                             $1,484       $1,632,400
----------------------------------------------------------------------------------------------

Denmark - 1.2%
----------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049 (Insurance - Property & Casualty)              EUR 832       $1,013,251
----------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market
Sovereign)                                                          DKK 5,239          950,915
----------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market
Sovereign)                                                             12,530        2,243,111
----------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market
Sovereign)                                                              1,601          270,242
----------------------------------------------------------------------------------------------
                                                                                    $4,477,519
----------------------------------------------------------------------------------------------
Finland - 1.6%
----------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market
Sovereign)                                                          EUR 1,657       $1,992,445
----------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market
Sovereign)                                                              2,659        3,156,682
----------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013 (International Market
Sovereign)                                                                563          736,272
----------------------------------------------------------------------------------------------
                                                                                    $5,885,399
----------------------------------------------------------------------------------------------
France - 2.5%
----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                  $1,435       $1,608,994
----------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012 (International
Market Sovereign)                                                   EUR 2,197        2,770,596
----------------------------------------------------------------------------------------------
Republic of France, 4%, 2009 (International Market
Sovereign)                                                              1,624        1,988,745
----------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                $1,665        1,373,625
----------------------------------------------------------------------------------------------
Vivendi Universal S.A., 6.25%, 2008 (Advertising &
Broadcasting)                                                           1,435        1,497,781
----------------------------------------------------------------------------------------------
                                                                                    $9,239,741
----------------------------------------------------------------------------------------------
Germany - 3.5%
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030
(Telecommunications - Wireline)                                        $1,048       $1,301,704
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 (International
Market Sovereign)                                                   EUR 1,696        2,094,386
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5%, 2009 (International
Market Sovereign)                                                       4,704        5,904,467
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International
Market Sovereign)                                                   EUR 1,658       $2,156,686
----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008
(International Market Agencies)                                         1,402        1,682,406
----------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                       70           89,704
----------------------------------------------------------------------------------------------
                                                                                   $13,229,353
----------------------------------------------------------------------------------------------
Ireland - 2.0%
----------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013 (Telecommunications -
Wireline)                                                                $560         $604,800
----------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper
Products)                                                                 660          742,500
----------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market
Sovereign)                                                          EUR 2,741        3,412,899
----------------------------------------------------------------------------------------------
Republic of Ireland, 3.25%, 2009 (International Market
Sovereign)                                                              1,838        2,180,451
----------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013 (International Market
Sovereign)                                                                316          402,780
----------------------------------------------------------------------------------------------
                                                                                    $7,343,430
----------------------------------------------------------------------------------------------
Italy - 0.5%
----------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007 (Telecommunications -
Wireline)##                                                           EUR 817       $1,034,818
----------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications -
Wireline)                                                                $961          947,475
----------------------------------------------------------------------------------------------
                                                                                    $1,982,293
----------------------------------------------------------------------------------------------
Kazakhstan - 0.8%
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)#+                                                      $999       $1,069,089
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)##                                                        85           90,964
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks &
Credit Companies)##                                                       650          627,250
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit
Companies)##                                                            1,368        1,244,880
----------------------------------------------------------------------------------------------
                                                                                    $3,032,183
----------------------------------------------------------------------------------------------
Luxembourg - 0.5%
----------------------------------------------------------------------------------------------
Millicom International Cellular S.A., 10%, 2013 (Wireless
Communications)##                                                        $780         $799,500
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011
(Conglomerates)                                                         1,055        1,137,751
----------------------------------------------------------------------------------------------
                                                                                    $1,937,251
----------------------------------------------------------------------------------------------
Malaysia - 0.5%
----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market
Agencies)                                                                $714         $821,800
----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.875%, 2022 (Emerging Market
Agencies)##                                                             1,020        1,143,220
----------------------------------------------------------------------------------------------
                                                                                    $1,965,020
----------------------------------------------------------------------------------------------
Mexico - 2.6%
----------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks &
Credit Companies)##                                                    $1,325       $1,477,375
----------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit
Companies)##                                                            1,060        1,033,500
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032 (Broadcast & Cable TV)                    302          318,610
----------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013 (Wireless Communications)                 445          483,381
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022
(Emerging Market Agencies)                                              3,164        3,385,480
----------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market
Agencies)                                                               1,029        1,178,205
----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market
Sovereign)                                                                285          300,675
----------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market
Sovereign)                                                              1,374        1,360,260
----------------------------------------------------------------------------------------------
                                                                                    $9,537,486
----------------------------------------------------------------------------------------------
Netherlands - 1.8%
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International Market
Sovereign)                                                          EUR 1,017       $1,313,117
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market
Sovereign)                                                              2,571        3,119,528
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012 (International Market
Sovereign)                                                              1,923        2,453,570
----------------------------------------------------------------------------------------------
                                                                                    $6,886,215
----------------------------------------------------------------------------------------------
New Zealand - 0.8%
----------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market
Sovereign)                                                          NZD 1,434         $933,131
----------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International
Market Sovereign)                                                       2,997        1,908,611
----------------------------------------------------------------------------------------------
                                                                                    $2,841,742
----------------------------------------------------------------------------------------------
Panama - 0.4%
----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market
Sovereign)                                                             $1,333       $1,459,370
----------------------------------------------------------------------------------------------

Poland - 0.2%
----------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009 (Wireless
Communications)                                                          $729         $783,675
----------------------------------------------------------------------------------------------

Portugal - 0.4%
----------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market
Sovereign)                                                          EUR 1,023       $1,340,102
----------------------------------------------------------------------------------------------

Qatar - 0.6%
----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market
Sovereign)*#+                                                          $1,610       $2,181,550
----------------------------------------------------------------------------------------------

Russia - 2.3%
----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Utilities - Gas)                         $950         $921,500
----------------------------------------------------------------------------------------------
Gazprom, 9.625%, 2013 (Utilities - Gas)##                                  30           30,975
----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Utilities - Gas)##                             660          681,450
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Wireless
Communications)##                                                       1,664        1,605,760
----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011 (Emerging Market
Sovereign)                                                              2,563        2,090,065
----------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)                 812        1,046,262
----------------------------------------------------------------------------------------------
Salomon Brothers (SIBNEFT), 10.75%, 2009 (Energy -
Integrated)                                                               157          166,263
----------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                           855          961,875
----------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005 (Wireless
Communications)##                                                       1,077        1,133,543
----------------------------------------------------------------------------------------------
                                                                                    $8,637,693
----------------------------------------------------------------------------------------------
Singapore - 0.2%
----------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013 (Electronics)                 $790         $799,875
----------------------------------------------------------------------------------------------

South Africa - 0.2%
----------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market
Sovereign)                                                               $793         $915,915
----------------------------------------------------------------------------------------------

South Korea - 0.3%
----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                   $1,070       $1,075,350
----------------------------------------------------------------------------------------------

Spain - 0.9%
----------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market
Sovereign)                                                          EUR 2,530       $3,344,461
----------------------------------------------------------------------------------------------

Sweden - 0.3%
----------------------------------------------------------------------------------------------
Kingdom of Sweden, 6.75%, 2014 (International Market
Sovereign)                                                          SEK 1,015         $155,172
----------------------------------------------------------------------------------------------
Spintab AB, 5%, 2008 (Banks & Credit Companies)                         7,400        1,003,465
----------------------------------------------------------------------------------------------
                                                                                    $1,158,637
----------------------------------------------------------------------------------------------
Ukraine - 0.3%
----------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013 (Emerging
Market Sovereign)##                                                    $1,135       $1,089,600
----------------------------------------------------------------------------------------------

United Kingdom - 0.4%
----------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International
Market Sovereign)                                                     GBP 206         $394,688
----------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2008 - 2012 (International
Market Sovereign)                                                         587        1,046,778
----------------------------------------------------------------------------------------------
                                                                                    $1,441,466
----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                               $127,364,836
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $349,976,789)                                       $360,343,805
----------------------------------------------------------------------------------------------

Stocks - 0.2%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
U.S. Stocks - 0.2%
----------------------------------------------------------------------------------------------
Apparel Manufacturers
----------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                      814          $63,492
----------------------------------------------------------------------------------------------

Specialty Chemicals
----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                  12             $306
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.2%
----------------------------------------------------------------------------------------------
MCI, Inc.*                                                             44,339         $628,727
----------------------------------------------------------------------------------------------

Telephone Services
----------------------------------------------------------------------------------------------
ITC DeltaCom, Inc.*                                                     5,274          $31,275
----------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $723,800
----------------------------------------------------------------------------------------------

Foreign Stocks
----------------------------------------------------------------------------------------------
United Kingdom
----------------------------------------------------------------------------------------------
Jazztel PLC (Telephone Services)                                      174,169          $68,836
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,369,519)                                            $792,636
----------------------------------------------------------------------------------------------

Warrants
----------------------------------------------------------------------------------------------
Foreign Warrants
----------------------------------------------------------------------------------------------
South Korea
----------------------------------------------------------------------------------------------
DWC Construction Co., Inc. (Utilities - Other)*                        67,756           $1,105
----------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*                                       26,835            4,206
----------------------------------------------------------------------------------------------
                                                                                        $5,311
----------------------------------------------------------------------------------------------

Uruguay
----------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)               1,250,000               $0
----------------------------------------------------------------------------------------------
Total Foreign Warrants                                                                  $5,311
----------------------------------------------------------------------------------------------

U.S. Warrants
----------------------------------------------------------------------------------------------
Broadcast & Cable TV
----------------------------------------------------------------------------------------------
ONO Finance PLC*                                                          250               $3
----------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $34,490)                                               $5,314
----------------------------------------------------------------------------------------------

Convertible Bonds - 0.4%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
U.S. Bonds - 0.4%
----------------------------------------------------------------------------------------------
Wireless Communications - 0.4%
----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010
(Identified Cost, $734,563)                                            $1,300       $1,309,739
----------------------------------------------------------------------------------------------

Repurchase Agreements - 6.0%
----------------------------------------------------------------------------------------------
Morgan Stanley, dated 4/30/04, due 5/03/04, total to be
received $22,516,951 (secured by U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                               $22,515      $22,515,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $374,630,361)                                 $384,966,494
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.0)%                                            (11,093,686)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $373,872,808
----------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non-income producing security - in default.
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  AUD = Australian Dollar                            KRW = Korean Wong
  CAD = Canadian Dollar                              GBP = British Pound
  DKK = Danish Krone                                 NZD = New Zealand Dollar
  EUR = Euro                                         SEK = Swedish Krona
  JPY = Japanese Yen

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $374,630,361)           $384,966,494
--------------------------------------------------------------------------------------------------
Cash                                                                  27,714
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts         1,207,847
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                  58,471
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                      127,832
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      427,682
--------------------------------------------------------------------------------------------------
Interest receivable                                                6,751,929
--------------------------------------------------------------------------------------------------
Other assets                                                           9,428
--------------------------------------------------------------------------------------------------
Total assets                                                                          $393,577,397
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,807,109
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              139,831
--------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                             71,531
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                    370,819
--------------------------------------------------------------------------------------------------
Payable for TBA purchase commitments                              15,369,438
--------------------------------------------------------------------------------------------------
Deferred MDR income                                                   23,148
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 1,756,080
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       4,139
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         21,676
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         6,689
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     120
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               134,009
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $19,704,589
--------------------------------------------------------------------------------------------------
Net assets                                                                            $373,872,808
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

NET ASSETS CONSIST OF

Paid-in capital                                                 $444,499,453
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      12,017,742
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (78,533,189)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (4,111,198)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $373,872,808
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               56,041,506
--------------------------------------------------------------------------------------------------
Class A shares

  Net assets                                                    $188,693,192
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              28,128,987
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $6.71
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $136,437,772
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              20,561,689
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $6.64
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $37,957,551
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,745,290
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $6.61
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $10,784,293
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,605,540
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $6.72
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 4/30/04
NET INVESTMENT INCOME (LOSS)

Income
--------------------------------------------------------------------------------------------------
  Interest                                                        $13,114,294
--------------------------------------------------------------------------------------------------
  Dividends                                                             1,396
--------------------------------------------------------------------------------------------------
Total investment income                                                                $13,115,690
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $910,463
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,535
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         390,103
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              339,909
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              722,968
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              203,493
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   20,674
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        90,170
--------------------------------------------------------------------------------------------------
  Printing                                                             41,682
--------------------------------------------------------------------------------------------------
  Postage                                                              11,677
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        18,970
--------------------------------------------------------------------------------------------------
  Legal fees                                                            1,197
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        87,951
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,849,792
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (2,716)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (514,226)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,332,850
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $10,782,840
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $8,710,822
--------------------------------------------------------------------------------------------------
  Futures contracts                                                  (481,134)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (3,137,732)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                            $5,091,956
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $(5,292,584)
--------------------------------------------------------------------------------------------------
  Futures contracts                                                   566,242
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies       1,056,889
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                            $(3,669,453)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                $1,422,503
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $12,205,343
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                  4/30/04                10/31/03
                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                        $10,782,840              $21,464,494
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                   5,091,956                7,109,012
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                          (3,669,453)              19,366,235
-------------------------------------------------------     ------------             ------------
Increase in net assets from operations                       $12,205,343              $47,939,741
-------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                    $(5,735,975)            $(11,234,807)
---------------------------------------------------------------------------------------------------
  Class B                                                     (3,798,471)              (8,085,948)
---------------------------------------------------------------------------------------------------
  Class C                                                     (1,069,203)              (1,949,589)
---------------------------------------------------------------------------------------------------
  Class I                                                       (329,035)                (599,006)
-------------------------------------------------------     ------------             ------------
Total distributions declared to shareholders                $(10,932,684)            $(21,869,350)
-------------------------------------------------------     ------------             ------------
Net decrease in net assets from fund share transactions     $(15,696,093)             $(6,475,192)
-------------------------------------------------------     ------------             ------------
Total increase (decrease) in net assets                     $(14,423,434)             $19,595,199
-------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                      $388,296,242             $368,701,043
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $4,111,198 and
$3,961,354, respectively)                                   $373,872,808             $388,296,242
---------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
                                      SIX MONTHS                                    YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS A                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                  $6.69            $6.24           $6.46           $6.67           $7.30           $7.33
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.20            $0.38           $0.41           $0.52           $0.60           $0.62
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.02             0.46           (0.20)          (0.16)          (0.59)           0.06
-----------------------------------    ------           ------          ------          ------          ------          ------
Total from investment operations        $0.22            $0.84           $0.21           $0.36           $0.01           $0.68
-----------------------------------    ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.20)          $(0.39)         $(0.39)         $(0.49)         $(0.48)         $(0.71)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                     --               --           (0.04)          (0.08)          (0.16)             --
-----------------------------------    ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.20)          $(0.39)         $(0.43)         $(0.57)         $(0.64)         $(0.71)
-----------------------------------    ------           ------          ------          ------          ------          ------
Net asset value, end of period          $6.71            $6.69           $6.24           $6.46           $6.67           $7.30
-----------------------------------    ------           ------          ------          ------          ------          ------
Total return (%)(+)                      3.30++          13.81            3.39            5.54           (0.03)           9.72
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                      SIX MONTHS                                    YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS A (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               0.90+            0.93            0.94            0.96            0.92            0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.86+            5.89            6.59            7.83            8.57            8.42
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         37              136             147             153             127             204
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $188,693         $190,926        $176,624        $184,482        $111,791        $100,469
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.18            $0.36           $0.39           $0.46           $0.54           $0.55
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.35+            1.32            1.40            1.80            1.81            1.83
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    5.41+            5.50            6.13            6.99            7.68            7.47
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                      SIX MONTHS                                    YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS B                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                  $6.62            $6.18           $6.39           $6.61           $7.24           $7.27
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.17            $0.34           $0.37           $0.47           $0.55           $0.57
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.03             0.45           (0.19)          (0.17)          (0.59)           0.07
-----------------------------------    ------           ------          ------          ------          ------          ------
Total from investment operations        $0.20            $0.79           $0.18           $0.30          $(0.04)          $0.64
-----------------------------------    ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.18)          $(0.35)         $(0.36)         $(0.45)         $(0.44)         $(0.67)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                     --               --           (0.03)          (0.07)          (0.15)             --
-----------------------------------    ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.18)          $(0.35)         $(0.39)         $(0.52)         $(0.59)         $(0.67)
-----------------------------------    ------           ------          ------          ------          ------          ------
Net asset value, end of period          $6.64            $6.62           $6.18           $6.39           $6.61           $7.24
-----------------------------------    ------           ------          ------          ------          ------          ------
Total return (%)                         2.97++          13.00            2.93            4.71           (0.67)           9.10
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                      SIX MONTHS                                    YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS B (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               1.56+            1.58            1.59            1.61            1.56            1.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.21+            5.25            5.95            7.22            7.89            7.77
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         37              136             147             153             127             204
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $136,438         $146,903        $146,096        $163,299        $137,013        $144,849
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.16            $0.31           $0.34           $0.42           $0.49           $0.50
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               2.01+            1.97            2.05            2.45            2.45            2.48
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    4.76+            4.86            5.49            6.38            7.00            6.82
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                      SIX MONTHS                                    YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS C                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                  $6.59            $6.15           $6.37           $6.59           $7.22           $7.25
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.17            $0.33           $0.37           $0.47           $0.55           $0.57
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.03             0.45           (0.20)          (0.17)          (0.59)           0.07
-----------------------------------    ------           ------          ------          ------          ------          ------
Total from investment operations        $0.20            $0.78           $0.17           $0.30          $(0.04)          $0.64
-----------------------------------    ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.18)          $(0.34)         $(0.36)         $(0.45)         $(0.44)         $(0.67)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                     --               --           (0.03)          (0.07)          (0.15)             --
-----------------------------------    ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.18)          $(0.34)         $(0.39)         $(0.52)         $(0.59)         $(0.67)
-----------------------------------    ------           ------          ------          ------          ------          ------
Net asset value, end of period          $6.61            $6.59           $6.15           $6.37           $6.59           $7.22
-----------------------------------    ------           ------          ------          ------          ------          ------
Total return (%)                         2.97++          13.04            2.78            4.73           (0.67)           9.12
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                        SIX MONTHS                                    YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS C (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               1.56+            1.58            1.59            1.61            1.56            1.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.21+            5.23            5.95            7.18            7.90            7.78
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         37              136             147             153             127             204
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $37,958          $40,703         $35,952         $40,787         $37,956         $38,808
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.16            $0.31           $0.34           $0.42           $0.49           $0.50
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               2.01+            1.97            2.05            2.45            2.45            2.48
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    4.76+            4.84            5.49            6.34            7.01            6.83
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                      SIX MONTHS                                    YEAR ENDED 10/31
                                         ENDED         ------------------------------------------------------------------------
CLASS I                                 4/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                  $6.70            $6.25           $6.47           $6.68           $7.31           $7.33
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.21            $0.40           $0.44           $0.55           $0.68           $0.65
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.02             0.46           (0.21)          (0.17)          (0.65)           0.07
-----------------------------------    ------           ------          ------          ------          ------          ------
Total from investment operations        $0.23            $0.86           $0.23           $0.38           $0.03           $0.72
-----------------------------------    ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.21)          $(0.41)         $(0.41)         $(0.51)         $(0.50)         $(0.74)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                     --               --           (0.04)          (0.08)          (0.16)             --
-----------------------------------    ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.21)          $(0.41)         $(0.45)         $(0.59)         $(0.66)         $(0.74)
-----------------------------------    ------           ------          ------          ------          ------          ------
Net asset value, end of period          $6.72            $6.70           $6.25           $6.47           $6.68           $7.31
-----------------------------------    ------           ------          ------          ------          ------          ------
Total return (%)                         3.48++          14.19            3.75            5.92            0.33           10.25
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                        SIX MONTHS                                    YEAR ENDED 10/31
                                          ENDED         ----------------------------------------------------------------------
CLASS I (CONTINUED)                      4/30/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               0.55+            0.58            0.59            0.61            0.60            0.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              6.20+            6.23            6.93            8.21            9.53            8.77
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         37              136             147             153             127             204
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $10,784           $9,764         $10,029         $10,249          $7,542            $304
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.20            $0.38           $0.41           $0.49           $0.62           $0.58
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.00+            0.97            1.05            1.45            1.49            1.48
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    5.75+            5.84            6.47            7.37            8.64            7.82
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a non-diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market quotations are not readily available or are deemed not reflective of readily available market quotations. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by GNMA, FNMA, and FHLMC, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. The fund's total return is enhanced through either a reduced purchase price on the buy, or receipt of an income fee from the broker.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 were as follows:

                                                      10/31/03        10/31/02
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                                  $21,869,350     $22,883,052
------------------------------------------------------------------------------
  Long-term capital gain                                    --              --
------------------------------------------------------------------------------
                                                   $21,869,350     $22,883,052
------------------------------------------------------------------------------
  Tax return of capital                                     --       2,136,972
------------------------------------------------------------------------------
Total distributions declared                       $21,869,350     $25,020,024
------------------------------------------------------------------------------

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                          $--
          ----------------------------------------------------------
          Undistributed long-term capital gain                    --
          ----------------------------------------------------------
          Capital loss carryforward                      (83,382,655)
          ----------------------------------------------------------
          Post-October capital loss deferral                      --
          ----------------------------------------------------------
          Post-October currency loss deferral                     --
          ----------------------------------------------------------
          Unrealized appreciation                         15,398,398
          ----------------------------------------------------------
          Other temporary differences                     (3,915,436)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          October 31, 2006                              $(22,210,208)
          ----------------------------------------------------------
          October 31, 2007                               (11,626,162)
          ----------------------------------------------------------
          October 31, 2008                                (3,849,634)
          ----------------------------------------------------------
          October 31, 2009                               (17,590,678)
          ----------------------------------------------------------
          October 31, 2010                               (28,105,973)
          ----------------------------------------------------------
          Total                                         $(83,382,655)
          ----------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on August 6, 2001, in connection with the MFS Global Governments Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution fees such that the fund's aggregate expenses do not exceed 0.08% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.40% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Trustees and an unfunded retirement benefit deferral plan for current Trustees. Included in Trustees' compensation is $2,153 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,656 for retired Independent Trustees for the six months ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                    0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

Effective April 1, 2004 the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

For the six months ended April 30, 2004, the fund paid MFS $20,674, equivalent to 0.0107% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $22,210 for the six months ended April 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A       CLASS B    CLASS C

Distribution Fee                              0.10%         0.75%      0.75%
----------------------------------------------------------------------------
Service Fee                                   0.25%         0.25%      0.25%
----------------------------------------------------------------------------
Total Distribution Plan                       0.35%         1.00%      1.00%
----------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended April 30, 2004, amounted to:

                                            CLASS A       CLASS B    CLASS C

Service Fee Retained by MFD                  $6,216          $370       $142
----------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2004, were as follows:

                                            CLASS A       CLASS B    CLASS C

Effective Annual Percentage Rates             0.35%         1.00%      1.00%
----------------------------------------------------------------------------

Certain Class A, shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase.

MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2004, were as follows:

                                            CLASS A       CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed    $1,492      $130,126     $5,115
----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004 the fee is set at 0.10% of the fund's average daily net assets. For the six months ended April 30, 2004 the fund paid MFSC a fee of $211,471 for shareholder services which equated to 0.11% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $40,778 for the six months ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                         $39,740,852      $29,270,395
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $99,047,926     $114,673,902
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $374,010,868
          -----------------------------------------------------------
          Gross unrealized appreciation                  $17,510,206
          -----------------------------------------------------------
          Gross unrealized depreciation                   (6,554,580)
          -----------------------------------------------------------
          Net unrealized appreciation                    $10,955,626
          -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Six months ended                   Year ended
                                                     4/30/04                         10/31/03
                                             SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                  3,458,379      $23,585,142      7,567,850      $49,531,911
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  640,052        4,348,152      1,321,769        8,588,972
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (4,506,190)     (30,662,676)    (8,643,657)     (56,501,924)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (407,759)     $(2,729,382)       245,962       $1,618,959
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  1,832,718      $12,345,212      5,148,028      $33,175,157
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  376,846        2,532,754        845,214        5,431,058
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (3,846,321)     (25,907,854)    (7,450,870)     (48,077,748)
--------------------------------------------------------------------------------------------------------
Net decrease                                (1,636,757)    $(11,029,888)    (1,457,628)     $(9,471,533)
--------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                    932,335       $6,226,477      2,303,782      $14,947,512
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  110,870          741,784        206,996        1,324,544
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,473,724)      (9,913,777)    (2,179,827)     (13,993,479)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (430,519)     $(2,945,516)       330,951       $2,278,577
--------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                    284,945       $1,945,633        720,482       $4,702,562
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   46,996          319,732         91,637          595,677
--------------------------------------------------------------------------------------------------------
Shares reacquired                             (183,884)      (1,256,672)      (959,003)      (6,199,434)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                        148,057       $1,008,693       (146,884)       $(901,195)
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2004 was $325, and is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

----------
SALES
----------

                                                                      NET
                                                                   UNREALIZED
                    CONTRACTS TO                       CONTRACTS   APPRECIATION
SETTLEMENT DATE   DELIVER/RECEIVE    IN EXCHANGE FOR   AT VALUE   (DEPRECIATION)

        6/16/04  AUD      1,127,000        $814,398      $808,218       $6,180
5/17/04-6/16/04  DKK     21,759,838       3,540,794     3,499,159       41,635
        6/16/04  EUR     41,206,551      50,252,647    49,287,077      965,570
        5/17/04  GBP        678,314       1,198,676     1,201,551       (2,875)
        6/15/04  NZD      4,644,259       3,054,792     2,882,644      172,148
        6/16/04  SEK     11,014,533       1,454,979     1,440,232       14,747
                                        -----------   -----------   ----------
                                        $60,316,286   $59,118,881   $1,197,405
                                        ===========   ===========   ==========

----------
PURCHASES
----------

        6/16/04  AUD        432,548        $328,736      $310,198     $(18,538)
        6/16/04  EUR      4,711,540       5,703,407     5,635,464      (67,943)
        5/17/04  GBP        804,595       1,449,383     1,425,242      (24,141)
        6/15/04  JPY    314,650,824       2,847,519     2,855,086        7,567
        5/07/04  KRW  1,134,116,250         987,304       965,947      (21,357)
        6/16/04  SEK     39,195,559         517,488       512,511       (4,977)
                                        -----------   -----------   ----------
                                        $11,833,837   $11,704,448    $(129,389)
                                        ===========   ===========   ==========

At April 30, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $58,471 with Merrill Lynch International.

At April 30, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                     UNREALIZED
DESCRIPTION              EXPIRATION      CONTRACTS      POSITION   APPRECIATION

U.S. Treasury Notes       June 2004            218         Short       $566,242
-------------------------------------------------------------------------------

At April 30, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.08% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                  DATE OF    SHARE/PRINCIPAL
DESCRIPTION                                   ACQUISITION             AMOUNT            COST           VALUE

DLJ Mortgage Acceptance Corp.                      3/1/98            852,782        $514,790        $776,067
------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V.                    4/14/03            999,000       1,105,111       1,069,089
------------------------------------------------------------------------------------------------------------
State of Qatar                                    4/10/03          1,610,000       2,260,728       2,181,550
------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------       ------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIANS
Massachusetts Financial Services                    State Street Bank and Trust Company
Company                                             225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                          JP Morgan Chase Bank
                                                    One Chase Manhattan Plaza
DISTRIBUTOR                                         New York, NY 10081
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
William Adams

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MFO-SEM-6/04 49M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**]

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President

Date: June 23, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: June 23, 2004
      -------------


By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2004
      -------------


* Print name and title of each signing officer under his or her signature.